UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
March 28, 2013
(Unaudited)
	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
CORPORATE BONDS (9.8% of portfolio)
General Electric Capital Corp.	4.80%	05/01/13	$4,000,000	$4,014,971
International Business Machines Corp.	7.50	06/15/13	4,115,000	4,176,987
John Deere Capital Corp.	4.50	04/03/13	1,000,000	1,000,239
John Deere Capital Corp.	1.88	06/17/13	1,675,000	1,680,904
John Deere Capital Corp.	4.90	09/09/13	1,000,000	1,020,536
Johnson & Johnson	3.80	05/15/13	2,870,000	2,882,826
PACCAR Financial Corp.	2.05	06/17/13	500,000	501,949
Wal-Mart Stores, Inc.	4.25	04/15/13	3,212,000	3,217,070
Wal-Mart Stores, Inc.	4.55	05/01/13	400,000	401,430
Wal-Mart Stores, Inc.	7.25	06/01/13	1,250,000	1,264,698
Total Corporate Bonds (Cost $20,161,610)				20,161,610

COMMERCIAL PAPER (56.1% of portfolio)
American Honda Finance Corp.	0.15	05/22/13	2,000,000	1,999,575
American Honda Finance Corp.	0.16	05/24/13	2,000,000	1,999,529
American Honda Finance Corp.	0.15	05/24/13	2,500,000	2,499,448
American Honda Finance Corp.	0.15	07/08/13	3,000,000	2,998,775
BMW US Capital LLC (a)	0.13	04/09/13	500,000	499,986
BMW US Capital LLC (a)	0.16	04/11/13	500,000	499,978
BMW US Capital LLC (a)	0.14	04/11/13	3,000,000	2,999,883
BMW US Capital LLC (a)	0.14	04/12/13	1,200,000	1,199,949
BMW US Capital LLC (a)	0.12	05/01/13	4,000,000	3,999,600
BMW US Capital LLC (a)	0.15	05/13/13	1,000,000	999,825
Chevron Corp. (a)	0.11	05/13/13	5,000,000	4,999,358
Coca-Cola Co. (a)	0.22	04/02/13	1,000,000	999,994
Coca-Cola Co. (a)	0.20	04/15/13	1,000,000	999,922
Coca-Cola Co. (a)	0.17	05/16/13	2,500,000	2,499,469
Coca-Cola Co. (a)	0.12	05/23/13	2,500,000	2,499,567
Coca-Cola Co. (a)	0.11	06/04/13	750,000	749,853
Coca-Cola Co. (a)	0.16	06/11/13	1,500,000	1,499,527
Coca-Cola Co. (a)	0.17	08/23/13	1,000,000	999,320
ConocoPhillips Qatar Funding Ltd. (a)	0.16	04/18/13	1,000,000	999,924
ConocoPhillips Qatar Funding Ltd. (a)	0.15	05/07/13	2,250,000	2,249,663
ConocoPhillips Qatar Funding Ltd. (a)	0.15	06/11/13	3,000,000	2,999,112
ConocoPhillips Qatar Funding Ltd. (a)	0.16	06/18/13	3,500,000	3,498,787
General Electric Capital Corp.	0.19	04/04/13	2,000,000	1,999,968
General Electric Capital Corp.	0.19	05/17/13	1,000,000	999,757
General Electric Capital Corp.	0.15	07/11/13	2,000,000	1,999,158
Google Inc. (a)	0.18	05/02/13	2,000,000	1,999,690
Google Inc. (a)	0.11	05/15/13	2,000,000	1,999,731
Google Inc. (a)	0.20	05/21/13	4,000,000	3,998,889
Google Inc. (a)	0.16	06/11/13	1,500,000	1,499,527
John Deere Bank SA (a)	0.13	04/08/13	3,500,000	3,499,912
John Deere Bank SA (a)	0.11	04/23/13	2,900,000	2,899,805
Metlife Funding Inc.	0.13	05/21/13	4,000,000	3,999,278
Nestle Capital Corp. (a)	0.11	04/23/13	3,000,000	2,999,798
Nestle Capital Corp. (a)	0.10	05/20/13	1,000,000	999,864
Nestle Capital Corp. (a)	0.11	06/05/13	1,000,000	999,801
Nestle Capital Corp. (a)	0.11	06/06/13	1,000,000	999,798
Nestle Capital Corp. (a)	0.13	07/16/13	3,000,000	2,998,852
Nestle Capital Corp. (a)	0.17	08/27/13	1,000,000	999,301
Parker Hannifin Corp. (a)	0.14	04/04/13	1,100,000	1,099,987
Parker Hannifin Corp. (a)	0.15	07/02/13	6,000,000	5,997,700
Proctor & Gamble Co. (a)	0.10	04/29/13	1,900,000	1,899,852
Proctor & Gamble Co. (a)	0.10	05/06/13	3,000,000	2,999,708
Proctor & Gamble Co. (a)	0.14	05/31/13	1,100,000	1,099,743
Proctor & Gamble Co. (a)	0.14	06/17/13	1,000,000	999,701

DAILY INCOME FUND
Portfolio of Investments
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
COMMERCIAL PAPER (CONTINUED)
Total Capital Canada, Ltd. (a)	0.13%		05/22/13	$2,000,000	$1,999,632
Toyota Motor Credit Corp.	0.17		04/10/13	2,000,000	1,999,915
Toyota Motor Credit Corp.	0.22		05/10/13	4,000,000	3,999,047
UBS Finance Delaware LLC	0.18		04/08/13	2,000,000	1,999,930
Unilever Capital Corp. (a)	0.10		04/12/13	2,000,000	1,999,939
Unilever Capital Corp. (a)	0.15		06/07/13	3,000,000	2,999,162
Unilever Capital Corp. (a)	0.14		06/11/13	1,200,000	1,199,669
Unilever Capital Corp. (a)	0.17		07/02/13	4,000,000	3,998,262
Wells Fargo & Co.	0.12		06/03/13	2,000,000	1,999,580
Total Commercial Paper (Cost $115,876,000)					115,876,000

U.S. GOVERNMENT OBLIGATIONS (25.7% of portfolio)
U.S. Treasury Bill	0.05		04/04/13	5,000,000	4,999,978
U.S. Treasury Bill	0.10		04/18/13	5,000,000	4,999,776
U.S. Treasury Bill	0.11		04/25/13	9,900,000	9,899,455
U.S. Treasury Bill	0.08		05/16/13	5,000,000	4,999,528
U.S. Treasury Note	2.50		03/31/13	5,000,000	5,000,000
U.S. Treasury Note	1.75		04/15/13	6,000,000	6,003,842
U.S. Treasury Note	0.63		04/30/13	3,000,000	3,001,182
U.S. Treasury Note	3.50		05/31/13	4,000,000	4,022,403
U.S. Treasury Note	1.13		06/15/13	4,000,000	4,008,214
U.S. Treasury Note	0.38		06/30/13	2,000,000	2,001,288
U.S. Treasury Note	0.38		07/31/13	4,000,000	4,003,562
Total U.S. Government Obligations (Cost $52,939,228)					52,939,228

MONEY MARKET ACCOUNT (8.4% of portfolio)
State Street Institutional Liquid Reserves Fund	0.13	(b)		17,303,603	17,303,603
Total Money Market Account (Cost $17,303,603)					17,303,603

TOTAL INVESTMENTS IN SECURITIES (Cost $206,280,441) - 100%					$206,280,441
_____________________________________

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $87,382,040 and represents 42.4% of total investments.

(b)	7-day yield at March 28, 2013.

At March 28, 2013, the cost of investment securities for tax purposes was $206,280,441.  There were no unrealized gains or losses.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$115,876,000	$-	$115,876,000
U.S. Government Obligations	$-	$52,939,228	$-	$52,939,228
Corporate Bonds	$-	$20,161,610	$-	$20,161,610
Cash Equivalents	$17,303,603	$-	$-	$17,303,603
	$17,303,603	$188,976,838	$-	$206,280,441

There were no transfers between levels during the period ended March 28, 2013.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (0.6% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$5,333	$5,408
Small Business Administration 98-20D	6.15		04/01/18	13,079	14,153
Small Business Administration 98-20E	6.30		05/01/18	17,918	19,627
Small Business Administration 98-20H	6.15		08/01/18	6,173	6,729
Small Business Administration 99-20D	6.15		04/01/19	25,723	28,052
Small Business Administration 04-20B	4.72		02/01/24	57,346	62,769
Small Business Administration 04-20C	4.34		03/01/24	88,801	97,419
Small Business Administration 05-10E	4.54		09/01/15	10,881	11,194
Small Business Administration Pool # 100075	3.50		05/25/19	27,510	27,780
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	1,668	1,671
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	10,481	10,458
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	2,596	2,639
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	26,094	26,249
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	4,691	4,714
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	4,766	4,761
Small Business Investment Companies 02-20K	5.08		11/01/22	25,507	28,142
Small Business Investment Companies 03-P10B	5.14		08/10/13	5,524	5,608
Small Business Investment Companies 04-10A	4.12		03/10/14	21,949	22,401
Small Business Investment Companies 04-10B	4.68		09/10/14	42,789	44,517
Small Business Investment Companies 04-P10A	4.50		02/10/14	12,328	12,598
Small Business Investment Companies 05-10B	4.94		09/10/15	111,563	117,832
Small Business Investment Companies 05-P10A	4.64		02/10/15	23,547	24,793
Small Business Investment Companies 07-10A	5.38		03/10/17	41,090	44,998
Total Asset Backed Securities (Cost $573,841)					624,512

MORTGAGE BACKED SECURITIES (3.6% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	543,354	561,500
GNMA #2602	6.00		06/20/28	40,895	46,287
GNMA #2707	5.50		01/20/14	1,133	1,142
GNMA #8004	1.75	(a)	07/20/22	19,966	20,973
GNMA #8006	1.75	(a)	07/20/22	19,908	20,911
GNMA #8038	1.75	(a)	08/20/22	11,935	12,537
GNMA #8040	2.00	(a)	08/20/22	31,932	33,429
GNMA #8054	1.63	(a)	10/20/22	7,693	7,993
GNMA #8076	1.63	(a)	11/20/22	12,492	13,086
GNMA #8102	4.00	(a)	02/20/16	2,452	2,591
GNMA #8103	4.00	(a)	02/20/16	8,905	9,412
GNMA #8157	1.63	(a)	03/20/23	19,338	20,155
GNMA #8191	1.75	(a)	05/20/23	36,209	38,058
GNMA #8215	2.00	(a)	04/20/17	2,152	2,245
GNMA #8259	1.75	(a)	08/20/23	10,257	10,774
GNMA #8297	4.00	(a)	12/20/17	7,505	7,918
GNMA #8332	3.50	(a)	03/20/18	4,059	4,255
GNMA #8344	3.50	(a)	04/20/18	14,210	14,940
GNMA #8384	1.63	(a)	03/20/24	5,255	5,477
GNMA #8393	4.00	(a)	08/20/18	5,726	6,009
GNMA #8400	2.00	(a)	08/20/18	7,972	8,346
GNMA #8405	4.00	(a)	09/20/18	8,486	8,905
GNMA #8423	1.75	(a)	05/20/24	6,544	6,878
GNMA #8429	4.00	(a)	11/20/18	9,455	9,975
GNMA #8459	1.75	(a)	07/20/24	10,299	10,818

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continuted)
March 28, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8499	3.00%	(a)	05/20/19	$6,806	$7,142
GNMA #8518	1.63	(a)	10/20/24	10,136	10,617
GNMA #8532	2.50	(a)	10/20/24	13,412	14,057
GNMA #8591	1.63	(a)	02/20/25	28,460	29,662
GNMA #8638	1.75	(a)	06/20/25	11,904	12,512
GNMA #8648	1.75	(a)	07/20/25	20,136	21,150
GNMA #8663	2.00	(a)	07/20/25	15,051	15,757
GNMA #8680	3.50	(a)	08/20/20	13,044	13,704
GNMA #8687	2.50	(a)	08/20/25	3,920	4,102
GNMA #8702	3.00	(a)	10/20/20	5,294	5,520
GNMA #8747	1.63	(a)	11/20/25	10,014	10,490
GNMA #8807	1.75	(a)	07/20/21	11,913	12,513
GNMA #8836	1.75	(a)	09/20/21	11,224	11,789
GNMA #8847	1.75	(a)	04/20/26	12,571	13,213
GNMA #8869	1.63	(a)	11/20/21	35,272	36,947
GNMA #8873	2.50	(a)	11/20/21	17,270	18,101
GNMA #8877	1.75	(a)	05/20/26	3,142	3,303
GNMA #8883	1.63	(a)	12/20/21	12,639	13,239
GNMA #8915	1.63	(a)	02/20/22	12,131	12,643
GNMA #8934	1.63	(a)	03/20/22	21,219	22,115
GNMA #8978	1.75	(a)	05/20/22	52,967	55,672
GNMA #80053	1.63	(a)	03/20/27	2,716	2,830
GNMA #80058	1.75	(a)	04/20/27	2,878	3,025
GNMA #80185	1.75	(a)	04/20/28	26,611	27,970
GNMA #80264	1.63	(a)	03/20/29	20,556	21,424
GNMA #80283	1.75	(a)	05/20/29	18,594	19,543
GNMA #80300	1.75	(a)	07/20/29	16,449	17,278
GNMA #80309	1.75	(a)	08/20/29	6,959	7,309
GNMA #80363	1.63	(a)	01/20/30	55,181	57,511
GNMA #80426	1.75	(a)	07/20/30	2,309	2,425
GNMA #80452	1.75	(a)	09/20/30	16,362	17,187
GNMA #80475	1.63	(a)	12/20/30	33,213	34,790
GNMA #80577	1.63	(a)	02/20/32	4,192	4,359
GNMA #80684	1.75	(a)	04/20/33	14,021	14,737
GNMA #81129	2.13	(a)	10/20/34	218,378	228,027
GNMA #510280	6.00		08/15/14	2,392	2,476
GNMA #583189	4.50		02/20/17	28,022	30,669
GNMA #607494	5.00		04/15/19	17,618	19,006
GNMA #616274	5.00		02/15/19	20,209	22,093
GNMA 1996-4	7.00		04/16/26	3,347	3,805
GNMA 2001-53	5.50		10/20/31	15,119	15,613
GNMA 2001-53	0.55	(a)	10/20/31	2,789	2,797
GNMA 2002-15	5.50		11/20/31	27,392	29,161
GNMA 2002-20	4.50		03/20/32	19,531	21,879
GNMA 2003-11	4.00		10/17/29	31,155	33,838
GNMA 2003-12	4.50		02/20/32	13,678	14,166
GNMA 2003-26	0.65	(a)	04/16/33	9,444	9,528
GNMA 2003-97	4.50		03/20/33	37,601	39,965
GNMA 2004-17	4.50		12/20/33	91,863	100,082
GNMA 2004-102	5.50		04/20/34	59,847	67,196
GNMA 2010-113	2.50		02/16/40	563,541	580,073
NCUA Guaranteed Notes 2010-C1	1.60		10/29/20	732,576	744,857
Total Mortgage Backed Securities (Cost $3,283,982)					3,424,481

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continuted)
March 28, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
MUNICIPAL BONDS (3.5% of portfolio)
Bel Aire, Kansas	7.50%		05/01/35	$435,000	$437,232
Bel Aire, Kansas	7.75		05/01/41	555,000	557,958
Carmel, Indiana Redevelopment District	7.80		01/15/29	500,000	612,915
Illinois Housing Development Authority, Illinois	4.13		10/20/16	775,000	819,903
Jefferson County Colorado	0.00	(c)	03/01/16	200,000	196,200
Miami-Dade County, Florida Educational Facilities Authority	4.70		04/01/14	560,000	582,501
Michigan State Housing Development Authority	4.40		04/20/13	180,000	180,124
Total Municipal Bonds (Cost $3,334,429)					3,386,833

CORPORATE BONDS (12.9% of portfolio)
Ally Bank	1.00		06/10/13	250,000	250,283
American Express Centurion Bank	1.40		10/06/14	250,000	252,871
Bank of China NY	0.95		12/31/14	250,000	250,638
Barclays Bank Delaware	0.00	(c)	05/27/15	175,000	167,090
BMW Bank of North America	1.00		06/10/13	250,000	250,283
CIT Bank	1.10		11/25/13	250,000	251,015
Compass Bank	0.95		06/23/14	250,000	250,878
Discover Bank	1.35		06/16/14	250,000	252,413
GE Capital Financial Inc.	1.00		06/10/13	250,000	250,283
GE Money Bank	1.75		07/23/13	250,000	251,033
Goldman Sachs Bank USA	1.50		11/24/14	250,000	252,924
Lulwa Ltd.	1.83		03/26/25	1,000,000	999,140
Petroleos Mexicanos	2.00		12/20/22	1,000,000	1,027,865
Safina LTD	2.00		12/30/23	1,922,518	1,983,649
SallieMae Bank	1.00		07/25/14	250,000	250,985
Sayarra LTD	2.77		10/29/21	40,694	43,273
Southern Community Bank & Trust	0.79	(a)	02/18/14	250,000	249,938
State Bank of India NY	1.10		09/23/13	250,000	250,777
SunTrust Bank	0.79	(a)	08/29/14	250,000	244,619
Tagua Leasing LLC	1.90		07/12/24	962,716	978,490
Tagua Leasing LLC	1.73		09/18/24	962,605	969,573
Union 11 Leasing LLC	2.41		01/23/24	927,092	959,800
Union 16 Leasing LLC	1.86		01/22/25	1,000,000	1,014,481
VRG Linhas Aéreas SA	0.85		09/27/14	751,870	755,621
Total Corporate Bonds (Cost $12,238,256)					12,407,922

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (60.8% of portfolio)
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,685,848
National Archives Facility Trust	8.50		09/01/19	35,407	44,304
Overseas Private Investment Corp.	1.45	(d)	09/20/13	1,000,000	1,256,170
Overseas Private Investment Corp.	1.45	(d)	09/20/13	3,015,000	3,140,454
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,147,610
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,598,405
Overseas Private Investment Corp.	4.10		11/15/14	58,800	60,567
Overseas Private Investment Corp.	3.56	(d)	12/14/14	570,232	673,777
Overseas Private Investment Corp.	3.74		04/15/15	37,408	37,573
Overseas Private Investment Corp.	0.61	(e)	12/22/15	1,500,000	1,500,390
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,170,900
Overseas Private Investment Corp.	4.87	(e)	09/07/16	390,671	505,189
Overseas Private Investment Corp.	4.87	(e)	09/07/16	1,000,000	1,293,130
Overseas Private Investment Corp.	0.53	(e)	12/09/16	1,000,000	1,001,120
Overseas Private Investment Corp.	1.05	(e)	12/09/16	2,000,000	2,035,140
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,623,691
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,040,346
Overseas Private Investment Corp.	1.01	(e)	12/10/17	2,500,000	2,541,723
Overseas Private Investment Corp.	1.32	(d)	02/19/18	2,000,000	2,019,580
Overseas Private Investment Corp.	1.55	(e)	03/15/18	2,600,000	2,706,694

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continuted)
March 28, 2013
(Unaudited)

	Interest		Maturiy	Face
	Rate/Yield		Date	Amount	Value

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	0.68	(e)%	04/30/18	$2,000,000	$2,010,060
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,068,280
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,075,888
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,309,033
Overseas Private Investment Corp.	0.78	(e)	07/07/18	1,000,000	1,009,054
Overseas Private Investment Corp.	2.53	(e)	07/07/19	1,000,000	1,118,070
Overseas Private Investment Corp.	1.34	(e)	11/20/19	2,000,000	2,061,618
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	1,010,450
Overseas Private Investment Corp.	2.07		05/15/21	965,600	1,001,829
Overseas Private Investment Corp.	3.37		05/15/21	917,526	1,007,329
Philippine Power Trust I (b)	5.40		09/26/18	327,381	368,220
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,120,117
Private Export Funding Corp.	2.13		07/15/16	500,000	526,416
The Financing Corp.	0.00	(c)	02/08/18	500,000	474,769
The Financing Corp.	0.00	(c)	10/06/17	500,000	476,010
U.S. Department of Housing and Urban Development	6.33		08/01/13	89,000	90,869
U.S. Department of Housing and Urban Development	6.93		08/01/13	10,000	10,099
U.S. Department of Housing and Urban Development	7.72		08/01/13	50,000	50,388
U.S. Department of Housing and Urban Development	7.63		08/01/14	20,000	20,028
U.S. Department of Housing and Urban Development	7.91		08/01/17	37,000	37,225
U.S. Department of Housing and Urban Development	5.77		08/01/17	830,000	833,190
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,089,965
U.S. Department of Housing and Urban Development	7.93		08/01/18	80,000	80,471
U.S. Department of Housing and Urban Development	6.07		08/01/21	445,000	446,730
U.S. Department of Housing and Urban Development	6.12		08/01/22	884,000	890,383
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	570,981
United States Treasury Note	1.38		05/15/13	1,000,000	1,001,523
United States Treasury Note	2.38		02/28/15	1,500,000	1,560,762
United States Treasury Note	1.50		06/30/16	1,000,000	1,035,078
United States Treasury Note	1.00		08/31/16	1,000,000	1,018,672
United States Treasury Note	1.38		09/30/18	1,000,000	1,026,875
Total U.S. Government and Agency Obligations (Cost $57,355,260)					58,482,993

COMMERCIAL PAPER (17.7% of portfolio)
American Water Capital Corp. (b)	0.30		04/03/13	1,000,000	999,983
Commonwealth Edison Co. (b)	0.33		04/05/13	4,000,000	3,999,853
Empire District Electric Co. (b)	0.35		04/02/13	2,000,000	1,999,981
Idaho Power Co.	0.40		04/03/13	1,000,000	999,978
Northeast Utilities (b)	0.30		04/01/13	1,000,000	1,000,000
Northeast Utilities (b)	0.30		04/05/13	3,500,000	3,499,883
PPL Electric Utilities (b)	0.32		04/05/13	1,500,000	1,499,947
South Jersey Gas Co. (b)	0.35		04/03/13	1,000,000	999,981
South Jersey Gas Co. (b)	0.36		04/15/13	2,000,000	1,999,720
Total Commercial Paper (Cost $16,999,326)					16,999,326

				Shares
MONEY MARKET ACCOUNT (0.9% of portfolio)
State Street Institutional Liquid Reserves Fund	0.13	(f)		868,014	868,014
Total Money Market Account (Cost $868,014)					868,014

TOTAL INVESTMENTS IN SECURITIES (Cost $94,653,108) - 100%					$96,194,081
_____________________________________

(a)	Variable coupon rate as of March 28, 2013.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $16,929,068 and represents 17.6% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at March 28, 2013.

At March 28, 2013, the cost of investment securities for tax purposes was $94,653,108.  Net unrealized appreciation of investment securities was $1,540,973 consisting of unrealized gains of $1,575,558 and unrealized losses of $34,585.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$58,482,993	$-	$58,482,993
Commercial Paper	$-	$16,999,326	$-	$16,999,326
Corporate Bonds	$-	$12,407,922	$-	$12,407,922
Mortgage Backed Securities	$-	$3,424,481	$-	$3,424,481
Municipal Bonds	$-	$3,386,833	$-	$3,386,833
Asset Backed Securities	$-	$624,512	$-	$624,512
Cash Equivalents	$868,014	$-	$-	$868,014
	$868,014	$95,326,067	$-	$96,194,081

There were no transfers between levels during the period ended March 28, 2013.

SHORT-TERM BOND FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value

CORPORATE BONDS (22.1% of portfolio)
BASIC INDUSTRIES - 1.5%
Chevron Corp.	1.10		12/05/17	$475,000	$475,402
Danaher Corp.	1.30%		06/23/14	525,000	530,458
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	1,023,604
Eaton Corp.	0.61	(a)	06/16/14	1,025,000	1,025,412
Engelhard Corp.	4.25		05/15/13	605,000	606,027
General Dynamics Corp.	1.38		01/15/15	775,000	788,469
General Electric Co.	0.85		10/09/15	550,000	551,835
Ingersoll-Rand Global Holding Co. Ltd.	9.50		04/15/14	350,000	380,329
United Technologies Corp.	0.56	(a)	12/02/13	800,000	801,696
United Technologies Corp.	1.20		06/01/15	525,000	532,366
Total Basic Industries					6,715,598

CONSUMER STAPLES - 0.2%
Beverages
Pepsico Inc.	0.70		02/26/16	525,000	525,090
Pepsico Inc.	0.50	(a)	02/26/16	525,000	525,308
Total Consumer Staples					1,050,398

CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel, & Luxury Goods
VF Corp.	1.04	(a)	08/23/13	540,000	541,658
Total Consumer Discretionary					541,658

FINANCE - 11.8%
Commercial Banks
Abbey National Treasury Services Stamford, CT	1.60	(a)	04/25/13	1,600,000	1,601,358
Abbey National Treasury Services Stamford, CT	1.63	(a)	06/10/13	10,250,000	10,274,702
Bank of America NA	0.56	(a)	06/15/16	2,025,000	1,970,716
Bank of America NA	0.58	(a)	06/15/17	1,550,000	1,490,519
Citigroup Inc.	6.00		12/13/13	975,000	1,010,176
Dexia Crédit Local New York	1.70		09/06/13	975,000	973,699
JP Morgan Chase Bank NA	0.61	(a)	06/13/16	12,625,000	12,423,885
Key Bank NA	7.41		10/15/27	1,050,000	1,183,921
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	110,363
Union Bank NA	5.95		05/11/16	525,000	593,842
WestLB AG, NY	4.80		07/15/15	275,000	294,841
Consumer Finance
American Express Credit Corp.	7.30		08/20/13	525,000	538,439
General Electric Capital Corp.	0.35	(a)	12/20/13	700,000	699,198
General Electric Capital Corp.	0.43	(a)	09/15/14	2,350,000	2,347,676
General Electric Capital Corp.	0.00	(a)	09/30/37	1,350,000	1,337,918
HSBC Finance Corp.	0.55	(a)	01/15/14	1,650,000	1,648,131
Insurance
American International Group, Inc.	4.25		05/15/13	3,425,000	3,439,734
American International Group, Inc.	3.65		01/15/14	275,000	281,413
Berkshire Hathaway Finance Corp.	1.50		01/10/14	625,000	630,667
Genworth Global Funding	5.75		05/15/13	175,000	175,836
Genworth Global Funding	0.49	(a)	04/15/14	4,675,000	4,621,345
Capital Markets
Morgan Stanley	0.61	(a)	01/09/14	1,775,000	1,770,921
Morgan Stanley	4.10		01/26/15	700,000	730,818
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,472,952
Total Finance					52,623,070

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value

CORPORATE BONDS - continued
HEALTH CARE - 1.8%
Health Care Equipment & Supplies
Johnson & Johnson	1.20%		05/15/14	$1,375,000	$1,388,846
Medtronic Inc.	1.63		04/15/13	4,975,000	4,975,000
Thermo Fisher Scientific Inc.	2.05		02/21/14	750,000	759,458
Health Care Providers & Services
UnitedHealth Group Inc.	0.85		10/15/15	550,000	551,667
Pharmaceuticals
Novartis Capital Corp.	1.90		04/24/13	475,000	475,388
Total Health Care					8,150,359

INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals
Dell Inc.	1.40		09/10/13	1,025,000	1,025,457
Dell Inc.	2.10		04/01/14	5,000,000	5,034,640
Intel Corp.	1.35		12/15/17	950,000	953,235
IT Services
Hewlett Packard Co.	1.83	(a)	09/19/14	3,700,000	3,736,489
Software
Microsoft Corp.	0.88		11/15/17	250,000	249,098
Total Information Technology					10,998,919

TRANSPORTATION - 1.3%
Airlines
Southwest Airlines Inc.	7.22		07/01/13	10,227	10,252
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	225,999
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	750,297	815,018
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	119,786	133,523
Consolidated Rail Corp.	6.76		05/25/15	35,629	37,874
CSX Transportation Inc.	8.38		10/15/14	209,870	231,598
CSX Transportation Inc.	9.00		05/15/15	575,000	664,553
GATX Corp.	9.00		11/15/13	196,498	205,913
GATX Corp.	8.75		05/15/14	125,000	135,440
Skyway Concession Co. LLC (b)	0.56	(a)	06/30/17	3,825,000	3,423,375
Union Pacific Railroad Co.	6.85		01/02/19	48,288	55,133
Total Transportation					5,938,678

UTILITIES - 2.9%
Electric & Gas
Atlantic City Electric Co.	6.63		08/01/13	550,000	559,595
Delmarva Power & Light Co.	6.40		12/01/13	340,000	352,525
Entergy Louisiana LLC	1.88		12/15/14	1,800,000	1,836,720
Georgia Power Co.	0.60	(a)	03/15/16	850,000	850,492
Michigan Consolidated Gas Co.	8.25		05/01/14	1,370,000	1,473,932
NSTAR Electric Co.	4.88		04/15/14	600,000	625,681
Telephone
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,419,822
AT&T Inc.	0.88		02/13/15	1,350,000	1,352,712
AT&T Inc.	0.80		12/01/15	675,000	673,653
AT&T Inc.	0.90		02/12/16	1,350,000	1,349,085
Verizon New York, Inc.	7.00		06/15/13	1,100,000	1,114,320
Southwestern Bell Telephone Co.	7.00		07/01/15	525,000	596,039
Verizon Communications, Inc.	1.95		03/28/14	500,000	507,123
Total Utilities					12,711,699
Total Corporate Bonds (Cost $96,928,871)					98,730,379

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

YANKEE BONDS (15.2% of portfolio)
Abbey National Treasury Services PLC	2.88%		04/25/14	$750,000	$763,123
African Development Bank	6.88		10/15/15	825,000	934,973
BAA Funding Ltd. (b)	2.50		06/25/17	275,000	283,165
Canadian National Railway Co.	7.20		01/02/16	96,544	109,428
Coca-Cola HBC Finance BV	5.13		09/17/13	825,000	839,105
Commonwealth Bank of Australia (b)	1.54	(a)	03/31/17	800,000	802,790
Compagnie de Financement Foncier	0.24	(a)	03/22/17	2,100,000	2,026,563
Daimler Finance NA LLC (b)	0.88	(a)	01/09/15	400,000	401,619
Daimler Finance NA LLC (b)	1.25		01/11/16	1,175,000	1,179,024
Compagnie de Financement Foncier (b)	2.25		03/07/14	700,000	710,549
DEPFA ACS Bank	0.21	(a)	06/10/13	4,300,000	4,275,266
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	516,456
Dexia Crédit Local (b)	2.75		01/10/14	925,000	937,882
Dexia Crédit Local (b)	2.75		04/29/14	5,175,000	5,264,326
Dexia Crédit Local (b)	0.78	(a)	04/29/14	375,000	372,522
Dexia Municipal Agency	0.20	(a)	06/20/14	900,000	898,429
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,248,971
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,912,195
France Telecom	4.38		07/08/14	6,200,000	6,470,401
France Telecom	2.13		09/16/15	825,000	846,499
GlaxoSmithKline Capital Corp.	0.70		03/18/16	925,000	925,161
Hydro-Quebec	6.27		01/03/26	80,000	105,168
Hypo Pfandbrief Bank International SA	0.21	(a)	12/20/13	1,400,000	1,384,918
Hypothekenbank Frankfurt International SA	0.45	(a)	03/24/14	1,300,000	1,275,770
Hypothekenbank Frankfurt International SA	0.25	(a)	07/12/16	930,000	829,893
Iberdrola Finance Ireland Ltd. (b)	3.80		09/11/14	775,000	798,002
ING Bank NV (b)	2.00		09/25/15	2,625,000	2,667,000
Instituto de Crédito Oficial	3.25		05/14/13	950,000	951,025
International Bank for Reconstruction and Development	0.00	(d)	08/15/13	210,000	209,496
International Bank for Reconstruction and Development	0.00	(d)	02/15/15	820,000	808,168
Korea Development Bank	8.00		01/23/14	500,000	527,723
Mitsubishi Corp.	2.75		09/16/15	300,000	311,177
Norsk Hydro ASA	9.13		07/15/14	2,125,000	2,343,221
OEBB Infrastruktur AG	4.75		10/28/13	1,250,000	1,281,363
OEBB Infrastruktur AG	4.63		11/21/13	1,275,000	1,309,336
Sanofi-Aventis	1.63		03/28/14	500,000	506,359
Santander US Debt SA Unipersonal (b)	2.99		10/07/13	1,300,000	1,308,675
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	909,783
Scottish Power Ltd.	5.38		03/15/15	4,675,000	4,980,231
Société Générale SCF	1.70	(a)	03/19/14	1,400,000	1,412,554
Société Générale SCF	1.75	(a)	06/19/14	1,400,000	1,415,497
Total Capital	3.00		06/24/15	900,000	946,152
Total Capital Canada Ltd.	1.63		01/28/14	5,075,000	5,126,765
Total Capital Canada Ltd.	0.68	(a)	01/15/16	1,175,000	1,180,206
Trans-Canada Pipelines Ltd.	0.88		03/02/15	1,000,000	1,004,348
Vodafone Group PLC	0.90		02/19/16	850,000	847,977
Vodafone Group PLC	0.68	(a)	02/19/16	850,000	849,165
Volkswagen International Finance NV (b)	1.15		11/20/15	650,000	652,672
Total Yankee Bonds (Cost $66,735,872)					67,661,091

ASSET BACKED SECURITIES (16.5% of portfolio)
Access Group Inc. 01	0.65	(a)	05/25/29	1,690,226	1,520,530
Access Group Inc. 04-A	0.56	(a)	04/25/29	1,113,341	1,081,024
Access Group Inc. 05-B	0.53	(a)	07/25/22	666,443	656,000
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	8,380	8,481
Ally Master Owner Trust 12-1	1.00	(a)	02/15/17	2,175,000	2,191,597
Ally Master Owner Trust 13-1	0.65	(a)	02/15/18	925,000	926,074
Ally Master Owner Trust 13-2	1.00		02/15/18	925,000	926,554
American Credit Acceptance Receivable 13-1 (b)	1.45		04/16/18	1,100,000	1,099,940
Axis Equipment Finance Receivables LLC 12-1A (b)	1.25		03/20/15	401,296	400,951
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	351,285	350,281
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		08/10/22	1,750,000	1,801,888

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

ASSET BACKED SECURITIES - continued
CIT Marine Trust 99-A	6.25%		11/15/19	$100,564	$102,351
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	539,586	522,913
CPS Auto Trust 10-A (b)	2.89		03/15/16	11,555	11,577
CPS Auto Trust 11-A (b)	2.82		04/16/18	522,088	529,634
CPS Auto Trust 11-B (b)	3.68		09/17/18	290,737	299,248
CPS Auto Trust 11-C (b)	4.21		03/15/19	481,018	500,320
CPS Auto Trust 12-A (b)	2.78		06/17/19	414,633	422,707
CPS Auto Trust 13-A (b)	1.31		06/15/20	1,500,000	1,495,946
Credit Acceptance Auto Loan Trust 12-2 (b)	2.21		09/15/20	550,000	555,232
Edlinc Student Loan Funding Trust 12-A (b)	3.25	(a)	10/01/25	5,254,731	5,289,412
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	454,165
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,751,593
First Investors Auto Owner Trust 12-1A (b)	1.96		11/15/17	307,590	310,527
HLSS Servicer Advance Receivable 12-T2 (b)	1.34		10/15/43	1,475,000	1,478,687
KeyCorp Student Loan Trust 99-B	0.72	(a)	08/25/27	22,029	21,994
KeyCorp Student Loan Trust 00-A	0.61	(a)	05/25/29	1,564,380	1,443,774
KeyCorp Student Loan Trust 00-B	0.61	(a)	07/25/29	1,469,277	1,216,601
KeyCorp Student Loan Trust 01-A	0.55	(a)	06/27/31	795,354	703,018
KeyCorp Student Loan Trust 04-A	0.60	(a)	10/28/41	2,275,068	2,245,624
KeyCorp Student Loan Trust 04-A	0.73	(a)	01/27/43	821,157	692,593
KeyCorp Student Loan Trust 05-A	0.51	(a)	09/28/26	866,896	855,760
KeyCorp Student Loan Trust 05-A	0.68	(a)	09/27/40	698,991	606,516
KeyCorp Student Loan Trust 06-A	0.36	(a)	06/27/25	88,186	87,911
KeyCorp Student Loan Trust 06-A	0.47	(a)	06/27/29	3,425,000	3,358,123
LAI Vehicle Lease Securitization Trust 10-A (b)	2.55		09/15/16	188,818	188,865
LEAF II Receivables Funding LLC 10-3 (b)	5.00		02/20/22	2,375,000	2,353,625
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	214,575	234,171
National Collegiate Student Loan Trust 04-1	0.54	(a)	06/25/27	3,183,959	2,894,183
National Collegiate Student Loan Trust 05-1	0.34	(a)	10/26/26	321,115	316,645
National Collegiate Student Loan Trust 05-3	0.44	(a)	07/25/28	521,624	505,517
National Collegiate Student Loan Trust 06-1	0.39	(a)	05/25/26	586,071	569,835
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	91,381	93,570
Santander Drive Auto Receivables Trust 11-2	2.66		01/15/16	2,000,000	2,033,408
Santander Drive Auto Receivables Trust 12-1	1.25		04/15/15	643,921	645,604
SLC Student Loan Trust 06-A	0.60	(a)	07/15/36	3,275,000	2,993,491
SLC Student Loan Trust 06-A	0.75	(a)	07/15/36	5,300,000	4,353,293
SLM Student Loan Trust 03-B	0.68	(a)	03/15/22	4,996,217	4,927,979
SLM Student Loan Trust 04-A	0.48	(a)	03/16/20	967,892	959,770
SLM Student Loan Trust 04-B	0.61	(a)	03/15/24	5,275,000	4,745,079
SLM Student Loan Trust 05-A	0.42	(a)	12/15/20	114,062	113,423
SLM Student Loan Trust 05-A	0.48	(a)	06/15/23	3,550,000	3,197,084
SLM Student Loan Trust 06-A	0.42	(a)	06/15/22	1,821,557	1,810,699
SLM Student Loan Trust 06-C	0.41	(a)	06/15/21	1,057,546	1,048,837
SLM Student Loan Trust 07-A	0.40	(a)	09/15/25	2,922,809	2,792,940
Small Business Administration 02-20K	5.08		11/01/22	89,273	98,496
Small Business Administration 03-P10B	5.14		08/10/13	6,629	6,729
Small Business Administration 05-10E	4.54		09/01/15	27,203	27,986
Tidewater Auto Receivable Trust 12-A (b)	1.21		08/15/15	650,000	649,991
Total Asset Backed Securities (Cost $70,436,942)					73,480,766

MORTGAGE BACKED SECURITIES (6.5% of portfolio)
ABN Amro Mortgage Corp. 03-9	4.52		08/25/18	315,872	311,786
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	177,021	152,797
ACE Securities Corp. 06-ASL1	0.48	(a)	02/25/36	544,367	165,561
ACE Securities Corp. 06-GP1	0.46	(a)	02/25/31	114,477	99,738
ACE Securities Corp. 06-SL1	0.52	(a)	09/25/35	178,932	42,864
Adjustable Rate Mortgage Trust 05-10	2.91	(a)	01/25/36	132,040	105,163
American Business Financial Services 02-1	7.01		12/15/32	77,748	35,313
American Home Mortgage Investment Trust 05-01	2.45	(a)	06/25/45	229,408	215,067

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
American Home Mortgage Investment Trust 05-03	4.97%		09/25/35	$36,342	$37,723
Amresco Residential Securities 98-1	7.57		10/25/27	70,659	72,968
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	199,330	155,381
Banc of America Funding Corp. 04-A	5.68	(a)	09/20/34	34,395	36,218
Banc of America Funding Corp. 05-G	5.20	(a)	10/20/35	689,442	653,096
Banc of America Funding Corp. 07-5	6.50		07/25/37	96,272	98,557
Banc of America Mortgage Securities Inc. 02-J	3.79	(a)	09/25/32	3,528	3,603
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	33,206	35,102
Banc of America Mortgage Securities Inc. 05-C	2.92	(a)	04/25/35	62,612	55,584
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	3,805,911
Bayview Financial Asset Trust 07-SR1A (b)	0.65	(a)	03/25/37	252,143	186,102
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.95	(a)	01/25/35	389,442	377,713
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.37	(a)	02/25/36	73,207	71,944
Bear Stearns ALT-A Trust 04-11	3.07	(a)	11/25/34	22,468	19,395
Bear Stearns ALT-A Trust 05-4	2.72	(a)	05/25/35	142,239	129,292
Bear Stearns ALT-A Trust 05-9	5.17	(a)	11/25/35	81,348	63,650
Bear Stearns ALT-A Trust 06-6	2.87	(a)	11/25/36	218,617	153,085
Bear Stearns Asset Backed Securities Trust 03-3	0.79	(a)	06/25/43	67,189	66,579
Bear Stearns Asset Backed Securities Trust 04-HE5	2.08	(a)	07/25/34	328,055	263,870
Bear Stearns Structured Products Inc., 00-1	8.68	(a)	08/28/33	6,217	5,468
CDC Mortgage Capital Trust 02-HE1	0.82	(a)	01/25/33	439,132	396,658
Chase Mortgage Finance Corp. 05-A1	5.11	(a)	12/25/35	28,004	27,475
Chaseflex Trust 05-2	6.00		06/25/35	143,007	132,404
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	42,674	42,887
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	350,000	345,732
Citigroup Mortgage Loan Trust, Inc. 05-7	2.49	(a)	09/25/35	335,587	244,305
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	88,968	89,310
CMO Trust 17	7.25		04/20/18	308	318
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	195,551	203,807
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	35,139	34,777
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	78,029	78,369
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	171,470	157,010
Countrywide Alternative Loan Trust 05-43	5.09	(a)	10/25/35	53,680	46,119
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	187,150	177,286
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	283,083	276,528
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	78,663	80,761
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	149,402	140,812
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	167,042	138,672
Countrywide Home Loans 03-49	4.58	(a)	12/19/33	58,187	58,630
Countrywide Home Loans 03-J13	5.25		01/25/24	152,615	149,213
Countrywide Home Loans 05-HYB8	4.61	(a)	12/20/35	177,029	156,080
Countrywide Home Loans 06-HYB5	2.82	(a)	09/20/36	87,691	58,168
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	59,339	60,786
Credit Suisse First Boston Mortgage 03-AR24	2.66	(a)	10/25/33	312,773	306,021
Credit Suisse First Boston Mortgage 03-FFA	6.60	(a)	02/25/33	160,403	148,301
Credit Suisse First Boston Mortgage 04-AR3	2.67	(a)	04/25/34	91,783	90,391
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	139,963	143,928
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	112,758
DLJ Mortgage Acceptance Corp. 91-3	1.98	(a)	01/25/21	18,703	18,936
Encore Credit Receivables Trust 05-3	0.69	(a)	10/25/35	675,000	632,172
FHLMC 2419	5.50		03/15/17	3,791	4,106
FHLMC 2586	3.50		12/15/32	21,725	21,842
FHLMC 2649	4.50		07/15/18	215,128	227,749
FHLMC 3061	5.50		07/15/16	8,838	8,839
FHLMC 780754	4.65	(a)	08/01/33	8,450	8,953
First Alliance Mortgage Loan Trust 94-1	4.68		04/25/25	19,456	16,532
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	15,526	14,521
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.31	(a)	09/25/34	38,215	37,658
First Horizon Mortgage Pass-Through Trust 05-AR2	2.61	(a)	05/25/35	193,038	169,850
FNMA 03-05	4.25		08/25/22	9,586	9,672

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
FNMA 03-38	5.00%		03/25/23	$36,851	$39,026
FNMA 03-86	4.50		09/25/18	193,843	202,764
FNMA 813842	1.99	(a)	01/01/35	26,900	28,358
GMAC Mortgage Corp. Loan Trust 05-AR3	3.54	(a)	06/19/35	17,291	17,343
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	68,650	65,443
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	869,557
GNMA 02-15	5.50		11/20/31	20,270	21,579
GNMA 03-11	4.00		10/17/29	161,766	175,697
GNMA 03-12	4.50		02/20/32	27,356	28,332
GNMA 03-26	0.65	(a)	04/16/33	21,248	21,439
GNMA 04-17	4.50		12/20/33	38,487	41,930
GNMA 583189	4.50		02/20/17	16,813	18,401
Green Tree Financial Corp. 98-5	6.22		03/01/30	151,096	165,197
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	726	725
GS Mortgage Loan Trust 03-10	4.50	(a)	10/25/33	140,676	137,445
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	73,603	75,269
GS Mortgage Loan Trust 05-AR3	2.80	(a)	05/25/35	110,491	100,871
GS Mortgage Loan Trust 05-AR6	2.65	(a)	09/25/35	80,412	78,963
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,396,818	1,165,332
Home Savings of America 9	3.85	(a)	11/25/17	90,546	94,036
Home Savings of America 11	4.83	(a)	01/25/18	116,542	120,816
Household Home Equity Loan Trust 06-2	0.35	(a)	03/20/36	1,027,329	1,018,000
IMPAC Secured Assets Corp. 03-3	4.20		08/25/33	213,549	219,236
Indymac Indx Mortgage Loan Trust 04-AR6	2.74	(a)	10/25/34	12,907	11,815
Indymac Indx Mortgage Loan Trust 05-AR15	4.74	(a)	09/25/35	50,821	46,623
Indymac Indx Mortgage Loan Trust 05-L1	0.60	(a)	07/25/13	274,966	68,741
JP Morgan Mortgage Trust 05-A2	5.05	(a)	04/25/35	338,378	338,813
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	100,137	105,618
Long Beach Mortgage Loan Trust 05-3	0.48	(a)	08/25/45	60,885	60,468
Master Adjustable Rate Mortgages Trust 04-13	2.67	(a)	04/21/34	39,848	41,338
Master Adjustable Rate Mortgages Trust 05-1	5.29	(a)	01/25/35	41,902	40,313
Master Alternative Loans Trust 03-5	6.00		08/25/33	74,846	79,638
Master Asset Backed Securities Trust 07-NCW (b)	0.50	(a)	05/25/37	622,983	541,397
Master Asset Securitization Trust 03-6	5.00		07/25/18	15,222	15,537
Master Asset Securitization Trust 07-1	6.00		10/25/22	47,270	46,423
Merrill Lynch Mortgage Investors Trust 03-A2	1.96	(a)	02/25/33	48,194	47,847
Merrill Lynch Mortgage Investors Trust 06-SL1	0.56	(a)	09/25/36	398,565	281,070
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	143,740	146,113
Morgan Stanley Mortgage Loan Trust 05-5AR	5.25	(a)	09/25/35	54,355	42,109
Morgan Stanley Mortgage Loan Trust 06-1AR	2.96	(a)	02/25/36	145,009	109,460
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	281,930
MSDWCC HELOC Trust 03-2A	0.72	(a)	04/25/16	89,949	89,454
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	85	85
Nomura Asset Acceptance Corporation 06-AF2	0.30	(a)	08/25/36	193,006	65,972
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	266,829	269,738
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	327,355	323,834
Oakwood Mortgage Investors, Inc. 02-A	0.45	(a)	09/15/14	176,881	150,579
Option One Mortgage Loan Trust 07-6	0.26	(a)	07/25/37	8,476	8,470
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	477,009	477,287
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	32,950	32,432
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.49	(a)	10/25/36	347,349	332,764
Prime Mortgage Trust 05-2	5.00		07/25/20	65,342	66,102
Residential Accredit Loans, Inc. 02-QS9	0.80	(a)	07/25/32	5,737	5,342
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	52,204	46,158
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	407,526	338,247
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	211,226	199,988
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	113,064	102,124
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	86,129	84,426
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	204,418	174,904
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	442,082	406,482
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	41,426	40,195
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	43,520	44,666
Residential Funding Mortgage Securities I 05-SA2	3.01	(a)	06/25/35	40,879	32,909
Residential Funding Mortgage Securities I 06-SA1	3.96	(a)	02/25/36	42,373	36,063
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	30,974	31,163

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
SACO I Trust 05-6	0.78%	(a)	09/25/35	$370,885	$193,827
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	15	15
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.51	(a)	03/25/34	26,158	25,794
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.00	(a)	04/25/34	1,297,975	1,272,330
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.69	(a)	08/25/34	51,118	50,198
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.70	(a)	12/25/34	95,978	41,291
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.62	(a)	05/25/35	424,227	383,531
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.77	(a)	02/25/36	38,610	32,822
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.32	(a)	02/25/36	18,514	18,544
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.02	(a)	05/25/36	117,990	92,209
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.19	(a)	05/25/36	120,765	101,785
Structured Asset Mortgage Investments 04-AR5	2.30	(a)	10/19/34	34,539	33,595
Structured Asset Securities Corp. 98-RF1 (b)	7.52	(a)	04/15/27	40,012	41,075
Structured Asset Securities Corp. 03-8	5.00		04/25/33	78,393	79,322
Structured Asset Securities Corp. 03-37A	2.70	(a)	12/25/33	246,702	246,844
Structured Asset Securities Corp. 04-3	5.42	(a)	03/25/24	193,131	200,884
Terwin Mortgage Trust 04-5HE	1.09	(a)	06/25/35	471,910	447,269
Vanderbilt Mortgage & Finance 03-A	0.85	(a)	05/07/26	288,415	278,869
Vericrest Opportunity Loan Trust 12-NL2A (b)	2.49		02/26/52	1,009,703	1,012,631
Wachovia Mortgage Loan Trust 06-A	2.67	(a)	05/20/36	185,367	181,478
Washington Mutual Mortgage Securities Corp. 04-AR3	2.52	(a)	06/25/34	72,837	73,857
Washington Mutual Mortgage Securities Corp. 04-AR14	2.44	(a)	01/25/35	130,347	130,553
Washington Mutual Mortgage Securities Corp. 05-AR12	2.45	(a)	10/25/35	4,449	4,448
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	44,756	45,673
Wells Fargo Mortgage Backed Securities Trust 04-B	4.93	(a)	02/25/34	23,353	23,765
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.62	(a)	01/25/35	12,579	12,656
Wells Fargo Mortgage Backed Securities Trust 04-E	4.89	(a)	05/25/34	35,520	36,454
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.04	(a)	12/25/34	27,075	28,051
Wells Fargo Mortgage Backed Securities Trust 04-F	4.75	(a)	06/25/34	158,735	163,526
Wells Fargo Mortgage Backed Securities Trust 04-I	2.78	(a)	07/25/34	6,047	6,156
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	122,928	123,610
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	58,209	59,870
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	137,593	141,392
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	74,256	75,433
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.23	(a)	05/25/35	2,844	2,844
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.33	(a)	08/25/35	39,232	39,435
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.61	(a)	09/25/35	274,253	271,601
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.16	(a)	10/25/35	64,091	63,294
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.59	(a)	04/25/36	55,208	54,180
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.41	(a)	12/25/36	34,099	33,906
Total Mortgage Backed Securities (Cost $31,185,244)					28,983,279

MUNICIPAL BONDS (18.1% of portfolio)
Alaska Housing Finance Corp.	2.80		12/01/26	685,000	708,578
Alaska Student Loan Corp.	0.70	(a)	08/25/31	1,500,000	1,492,440
Art Institute of Chicago	1.34		03/01/15	125,000	125,190
Atlantic City NJ	4.00		11/01/16	400,000	430,356
California, State of	1.05		02/01/16	925,000	927,054
Casino Reinvestment Development Authority NJ	5.14		06/01/15	1,145,000	1,170,556
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,789,653
Detroit Michigan	4.97		05/01/13	300,000	300,237
Detroit Michigan City School District	5.00		05/01/13	135,000	135,446
Downtown Smyrna Development Authority GA	3.21		02/01/15	100,000	103,493
Energy Northwest, WA	1.06		07/01/15	350,000	352,121
Energy Northwest, WA	2.15		07/01/18	850,000	880,702
Illinois Housing Development Authority	5.50		12/01/14	195,000	199,477
Illinois Municipal Electric Agency	3.20		02/01/14	890,000	899,906
Illinois, State of	4.01		07/01/13	975,000	982,040
Illinois, State of	4.03		03/01/14	825,000	845,452
Illinois, State of	4.51		03/01/15	1,645,000	1,740,196
Illinois, State of	2.00		01/01/14	3,025,000	3,039,944
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,205,500
Indianapolis, Indiana Local Public Improvement Bond Bank	1.19		06/01/15	325,000	325,780

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MUNICIPAL BONDS - continued
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58%		06/01/16	$600,000	$602,844
Irvine Ranch Water District California Joint Powers Agency	2.61		03/15/14	500,000	510,445
Jersey City, NJ	1.51		09/01/16	950,000	949,649
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	927,340
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	972,610
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,675,843
Louisiana State Local Government Environmental Facilities &
Community Development Authority	1.11		02/01/16	288,848	289,908
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	550,000	551,205
Luzerne County Pennsylvania	5.20		11/15/13	220,000	221,263
Mashantucket Western Pequot Tribe Connecticut (b)	6.57		09/01/13	185,000	184,763
Massachusetts Housing Finance Agency	1.17		12/01/15	425,000	423,967
Massachusetts Housing Finance Agency	1.31		06/01/16	275,000	274,626
Massachusetts Municipal Wholesale Electric Company	0.19	(a)	07/01/14	100,000	97,494
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	125,415
Miami Dade County Florida Educational Facilities Authority	1.29		04/01/15	325,000	324,636
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	1,007,270
Mount Holly Township, NJ	1.50		11/21/13	1,975,000	1,981,834
New Jersey Economic Development Authority	0.00	(d)	02/15/16	1,550,000	1,480,359
New Jersey Economic Development Authority	3.61		09/01/14	650,000	674,284
New Jersey Economic Development Authority	0.00	(d)	02/15/20	10,450,000	8,535,978
New Jersey Economic Development Authority	1.06		03/01/16	1,400,000	1,399,160
New Orleans Louisiana	2.12		09/01/17	825,000	828,324
New Orleans Louisiana	2.80		09/01/19	1,600,000	1,629,503
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,038,102
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,483,998
North Carolina Housing Finance Agency	4.00		01/01/30	2,275,000	2,407,860
North Carolina State Education Assistance Authority	1.00	(a)	07/25/39	1,267,123	1,277,488
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	227,392
Oakland California Redevelopment Agency	5.34		09/01/13	1,075,000	1,080,321
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	427,676
Oregon School Boards Association	0.00		06/30/15	4,050,000	3,931,415
Orleans Parish School Board, Louisiana	1.85		02/01/14	750,000	752,828
Pasadena California Pension Obligation	1.76	(a)	05/15/41	800,000	808,104
Pennsylvania Higher Education Assistance Agency (b)	0.75	(a)	05/25/27	570,273	570,273
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/14	785,000	769,417
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/15	4,075,000	3,887,509
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	803,736
San Antonio Texas Airport System	3.20		07/01/14	550,000	564,761
South Carolina Student Loan Corp.	0.41	(a)	12/01/20	775,000	768,893
Stockton California Pension Obligation	5.14		09/01/17	1,420,000	1,408,739
Utah Infrastructure Agency	3.20		10/15/16	665,000	702,585
Vermont Student Assistance Corp.	0.90	(a)	07/28/34	1,807,153	1,818,611
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,371,563
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,372,896
Virginia Housing Development Authority	1.11		10/01/16	550,000	550,732
Washington Economic Development Finance Authority	2.90		10/01/14	1,850,000	1,864,855
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,373,618
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	679,637
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	760,996
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	786,952
Total Municipal Bonds (Cost $79,295,862)					80,813,798

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.0% of portfolio)
Farmer Mac	1.25%		12/06/13	$1,250,000	$1,258,476
Overseas Private Investment Corp.	1.45	(e)	09/20/13	1,275,000	1,601,617
Overseas Private Investment Corp.	4.10		11/15/14	184,800	190,353
Overseas Private Investment Corp.	3.56	(e)	12/14/14	32,585	38,501
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,153,225
Overseas Private Investment Corp.	4.87	(f)	09/07/16	613,912	793,868
Overseas Private Investment Corp.	1.05	(f)	12/09/16	1,000,000	1,017,570
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,207,897
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,144,381
Overseas Private Investment Corp.	1.01	(f)	12/10/17	875,000	889,603
Overseas Private Investment Corp.	1.55	(f)	03/15/18	1,120,000	1,165,960
Overseas Private Investment Corp.	1.34	(f)	11/20/19	1,000,000	1,030,809
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,086,234
The Financing Corp.	0.00	(d)	05/11/13	210,000	209,853
U.S. Department of Housing & Urban Development	6.07		08/01/21	103,000	103,400
U.S. Department of Housing & Urban Development	6.12		08/01/22	597,000	601,311
Total U.S. Government and Agency Obligations (Cost $13,304,039)					13,493,058

COMMERCIAL PAPER (17.7% of portfolio)
AGC Capital Inc. (b)	0.35		04/04/13	5,000,000	4,999,854
AGC Capital Inc. (b)	0.37		04/25/13	2,500,000	2,499,383
Eni Finance International SA (b)	0.35		04/02/13	10,750,000	10,749,895
Eni Finance USA Inc. (b)	0.41		04/22/13	1,250,000	1,249,701
Eni Finance USA Inc. (b)	0.41		04/25/13	3,750,000	3,748,975
Eni Finance USA Inc. (b)	0.40		05/01/13	4,500,000	4,498,500
Hitachi Capital America Corp.	0.40		04/22/13	4,000,000	3,999,067
Hitachi Capital America Corp.	0.40		04/25/13	6,500,000	6,498,267
Idaho Power Co.	0.40		04/03/13	3,000,000	2,999,933
Nissan Motor Acceptance (b)	0.30		04/08/13	9,000,000	8,999,475
Northeast Utilities (b)	0.30		04/01/13	4,750,000	4,750,000
Northeast Utilities (b)	0.30		04/05/13	10,000,000	9,999,667
South Jersey Gas Co. (b)	0.35		04/03/13	4,000,000	3,999,922
South Jersey Gas Co. (b)	0.35		04/18/13	10,000,000	9,998,347
Total Commercial Paper (Cost $78,990,986)					78,990,986

				Shares

MONEY MARKET ACCOUNT (0.9% of portfolio)
State Street Institutional Liquid Reserves Fund	0.13	(g)		4,148,258	4,148,258
Total Money Market Account (Cost $4,148,258)					4,148,258
TOTAL INVESTMENTS IN SECURITIES (Cost $441,026,074) - 100%					$446,301,615
_____________________________________

(a)	Variable coupon rate as of March 28, 2013.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The securities have been determined to be liquid under criteria established by the Fund's Board of Directors.  The total of such securities at period-end amounts to $109,053,043 and represents 24.4% total investments.

(c)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(d)	Zero coupon security, purchased at a discount.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)	7-day yield at March 28, 2013.

At March 28, 2013, the cost of investment securities for tax purposes was $441,026,074.  Net unrealized appreciation of investment securities was $5,275,541 consisting of unrealized gains of $9,304,373 and unrealized losses of $4,028,832.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$98,730,379	$-	$98,730,379
Municipal Bonds	$-	$80,813,798	$-	$80,813,798
Commercial Paper	$-	$78,990,986	$-	$78,990,986
Asset Backed Securities	$-	$71,155,965	$2,324,801	$73,480,766
Yankee Bonds	$-	$67,661,091	$-	$67,661,091
Mortgage Backed Securities	$-	$27,970,648	$1,012,631	$28,983,279
U.S. Government Obligations	$-	$13,493,058	$-	$13,493,058
Cash Equivalents	$4,148,258	$-	$-	$4,148,258
	$4,148,258	$438,815,925	$3,337,432	$446,301,615

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Mortgage Backed Securities	U.S. Government Obligations	Total
Balance as of December 31, 2012	$2,339,375	$-	$1,126,335	$3,465,710
Net purchase/(sale) at cost	-	-	-	-
Realized gain/(loss)	-	-	-	-
Change in unrealized appreciation/(depreciation)	12,663	-	19,807	32,470
Accretion/(amortization)	1,587	-	7,082	8,669
Transfer into Level 3	2,324,801	1,012,631	-	3,337,432
Transfer out of Level 3	(2,353,625)	-	(1,153,224)	(3,506,849)
Balance as of March 28, 2013	$2,324,801	$1,012,631	$-	$3,337,432

Transfers from Level 2 to Level 3 are due to a decrease in observable market activity, while transfers from Level 3 to Level 2 are due to an increase in observable market activity.

There were no other transfers between levels.  Transfers into and out of Level 3, are reported using values at the end of the reporting period.

At March 28, 2013, the Fund held securities with a fair value of $3,337,432 classified as Level 3 in the fair value hierarchy.  Securities with a market value of $2,814,519 were priced by brokers and observable inputs were not available.  Asset-backed securities valued at $522,913 were valued by the Adviser using a discounted cash flow model.  The unobservable input is the Adviser’s assumptions applied to the cash flow model to discount for the potential that the principal payment stream of the bond extends beyond the current model’s assumption.  The yield spread is modeled at 750 to account for the uncertainty of the potential outcome.  A significant or reasonable increase or decrease in the potential that the principal payment stream of the bond varies beyond the current model’s assumption could result in a significant increase or decrease in the fair value measurement.

STOCK INDEX FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$41,390,096	$80,561,716

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of March 28, 2013, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 4.21%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (97.5% of portfolio)
CONSUMER DISCRETIONARY - 7.3%
Auto Components
Cooper Tire & Rubber Co.	440,000	$11,290,400
Distributors
Genuine Parts Co.	315,400	24,601,200
Multiline Retail
Dillard's, Inc. (Class A)	182,700	14,351,085
Total Consumer Discretionary		50,242,685

CONSUMER STAPLES - 4.4%
Food Products
Dean Foods Co. (a)	859,800	15,588,174
J.M. Smucker Co. (The)	148,853	14,760,263
Total Consumer Staples		30,348,437

ENERGY - 15.8%
Energy Equipment & Services
Baker Hughes Inc.	187,000	8,678,670
Oil, Gas, & Consumable Fuels
Chevron Corp.	205,000	24,358,100
ConocoPhillips	277,000	16,647,700
Marathon Oil Corp.	461,000	15,544,920
Marathon Petroleum Corp.	189,000	16,934,400
Phillips 66	159,500	11,160,215
QEP Resources, Inc.	367,400	11,698,016
Questar Corp.	169,814	4,131,575
Total Energy		109,153,596

FINANCIALS - 8.9%
Commercial Banks
Commerce Bancshares, Inc.	31,473	1,285,043
Wells Fargo & Co.	191,000	7,065,090
Diversified Financial Services
Bank of America Corp.	290,200	3,534,636
JPMorgan Chase & Co.	442,600	21,005,796
Insurance
Allstate Corp. (The)	369,000	18,106,830
Chubb Corp. (The)	122,000	10,678,660
Total Financials		61,676,055

HEALTH CARE - 21.3%
Health Care Equipment & Supplies
Covidien PLC	207,600	14,083,584
Pharmaceuticals
Abbott Laboratories	399,000	14,092,680
AbbVie Inc.	399,000	16,271,220
Bristol-Myers Squibb Co.	794,700	32,733,693
GlaxoSmithKline plc ADR	354,000	16,606,140
Hospira, Inc. (a)	379,400	12,455,702
Merck & Co., Inc.	193,194	8,544,971
Pfizer Inc.	1,107,000	31,948,020
Total Health Care		146,736,010

INDUSTRIALS - 18.8%
Airlines
Southwest Airlines Co.	844,100	11,378,468

VALUE FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	520,000	$22,396,400
Industrial Conglomerates
General Electric Co.	999,000	23,096,880
Honeywell International Inc.	281,100	21,180,885
Tyco International Ltd.	164,850	5,275,200
Machinery
Flowserve Corp.	95,300	15,982,763
Parker-Hannifin Corp.	246,400	22,565,312
Pentair Ltd.	39,554	2,086,474
Distributors
Applied Industrial Technologies, Inc.	130,500	5,872,500
Total Industrials		129,834,882

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment
Cisco Systems, Inc.	1,018,500	21,296,835
Computers & Peripherals
Dell Inc.	1,282,000	18,371,060
Hewlett-Packard Co.	876,900	20,905,296
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	11,021,300
IT Services
SAIC, Inc.	603,000	8,170,650
Semiconductors & Semiconductor Equipment
Intel Corp.	1,135,000	24,799,750
Total Information Technology		104,564,891

MATERIALS - 5.8%
Chemicals
Dow Chemical Co. (The)	711,900	22,666,896
Containers & Packaging
Bemis Co., Inc.	433,600	17,500,096
Total Materials		40,166,992
Total Common Stocks (Cost $419,791,886)		672,723,548

MONEY MARKET ACCOUNT (2.5% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.13% (b)	16,913,799	16,913,799
Total Money Market Account (Cost $16,913,799)		16,913,799

TOTAL INVESTMENTS IN SECURITIES (Cost $436,705,685) - 100%		$689,637,347
_____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 28, 2013.

ADR - American Depositary Receipt

At March 28, 2013, the cost of investment securities for tax purposes was $436,705,685.  Net unrealized appreciation of investment securities was $252,931,662 consisting of unrealized gains of $277,665,077 and unrealized losses of $24,733,415.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$672,723,548	$-	$-	$672,723,548
Cash Equivalents	$16,913,799	$-	$-	$16,913,799
	$689,637,347	$-	$-	$689,637,347

There were no transfers between levels during the period ended March 28, 2013.

GROWTH FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (98.2% of portfolio)
CONSUMER DISCRETIONARY - 22.1%
Hotels, Restaurants & Leisure
Carnival Corp.	21,700	$744,310
Chipotle Mexican Grill Inc. (a)	1,600	521,392
Las Vegas Sands Corp.	15,900	895,965
Starbucks Corp.	13,200	751,872
Starwood Hotels & Resorts Worldwide, Inc.	10,000	637,300
Household Durables
D.R. Horton, Inc.	12,500	303,750
Internet & Catalog Retail
Amazon.com, Inc. (a)	7,200	1,918,728
Netflix, Inc. (a)	2,100	397,761
priceline.com Inc. (a)	1,620	1,114,447
Media
Discovery Communications, Inc. (a)	2,400	166,896
Liberty Global Inc. (a)	3,700	271,580
News Corp., Class A	11,100	338,772
Multiline Retail
Dollar Tree, Inc. (a)	6,400	309,952
Specialty Retail
Fossil, Inc. (a)	5,250	507,150
Lowe's Cos., Inc.	18,500	701,520
Ralph Lauren Corp.	2,000	338,620
Tractor Supply Co.	4,000	416,520
Total Consumer Discretionary		10,336,535

CONSUMER STAPLES - 2.8%
Beverages
Green Mountain Coffee Roasters, Inc. (a)	5,100	289,476
Monster Beverage Corp. (a)	5,300	253,022
Food & Staples Retailing
Whole Foods Market, Inc.	4,200	364,350
Household Products
Procter & Gamble Co. (The)	5,100	393,006
Total Consumer Staples		1,299,854

ENERGY - 6.1%
Oil, Gas,& Consumable Fuels
Cimarex Energy Co.	9,900	746,856
Pioneer Natural Resources Co.	3,900	484,575
Range Resources Corp.	10,300	834,712
Valero Energy Corp.	10,100	459,449
Williams Cos., Inc. (The)	9,000	337,140
Total Energy		2,862,732

FINANCIALS - 4.7%
Capital Markets
Franklin Resources Inc.	5,100	769,131
Morgan Stanley	17,600	386,848
State Street Corp.	9,300	549,537
TD Ameritrade Holding Corp.	22,700	468,074
Total Financials		2,173,590

HEALTH CARE - 15.1%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	4,600	423,844
Biogen Idec Inc. (a)	3,490	673,256
Celgene Corp. (a)	4,550	527,390
Gilead Sciences, Inc. (a)	35,200	1,722,336
Regeneron Pharmaceuticals, Inc. (a)	1,100	194,040

GROWTH FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Health Care Providers & Services
Express Scripts Inc. (a)	7,900	$455,435
McKesson Corp.	9,200	993,232
Unitedhealth Group Inc.	11,900	680,799
Health Care Technology
Catamaran Corp. (a)	7,756	411,301
Edwards Lifesciences Corp. (a)	4,800	394,368
Pharmaceuticals
Valeant Pharmaceuticals International, Inc. (a)	7,400	555,148
Total Health Care		7,031,149

INDUSTRIALS - 13.6%
Aerospace & Defense
Boeing Co. (The)	12,500	1,073,125
Precision Castparts Corp.	4,900	929,138
United Technologies Corp.	3,000	280,290
Airlines
United Continental Holdings Inc. (a)	20,000	640,200
Air Freight & Logistics
FedEx Corp.	4,500	441,900
Machinery
Danaher Corp.	22,700	1,410,805
Road & Rail
Union Pacific Corp.	6,700	954,147
Trading Companies & Distributors
Fastenal Co.	11,900	611,065
Total Industrials		6,340,670

INFORMATION TECHNOLOGY - 27.5%
Communications Equipment
Juniper Networks, Inc. (a)	53,400	990,036
QUALCOMM, Inc.	12,900	863,655
Computers & Peripherals
Apple Inc.	2,185	967,147
SanDisk Corp. (a)	13,500	742,500
Internet Software & Services
Akamai Technologies, Inc. (a)	10,100	356,429
Baidu, Inc. ADR (a)	3,700	324,490
eBay Inc. (a)	14,800	802,456
Facebook, Inc. (a)	16,100	411,838
Google Inc. (Class A) (a)	3,035	2,409,881
LinkedIn Corp. (a)	1,900	334,514
IT Services
Cognizant Technology Solutions Corp., (Class A) (a)	7,500	574,575
MasterCard Inc.	2,165	1,171,546
Visa Inc., Class A	2,100	356,664
Semiconductors & Semiconductor Equipment
Atmel Corp. (a)	49,600	345,216
Broadcom Corp. (Class A)	16,900	585,923
Software
NetSuite Inc. (a)	1,100	88,066
Nuance Communications, Inc. (a)	7,800	157,404
Red Hat, Inc. (a)	10,100	510,656
salesforce.com, Inc. (a)	3,400	608,022
Tibco Software Inc. (a)	12,700	256,794
Total Information Technology		12,857,812

GROWTH FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 3.5%
Chemicals
Ecolab Inc.	4,000	$320,720
Praxair Inc.	6,330	706,048
Sherwin-Williams Co.	3,650	616,448
Total Materials		1,643,216

TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services
Crown Castle International Corp. (a)	18,700	1,302,268
Total Telecommunication Services		1,302,268
Total Common Stocks (Cost $37,974,078)		45,847,826

MONEY MARKET ACCOUNT (1.8% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.13% (b)	841,219	841,219
Total Money Market Account (Cost $841,219)		841,219

TOTAL INVESTMENTS IN SECURITIES (Cost $38,815,297) - 100%		$46,689,045
_____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 28, 2013.

ADR - American Depositary Receipt

At March 28, 2013, the cost of investment securities for tax purposes was $39,119,679.  Net unrealized appreciation of investment securities was $7,569,366 consisting of unrealized gains of $8,502,392 and unrealized losses of $933,026.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$45,847,826	$-	$-	$45,847,826
Cash Equivalents	$841,219	$-	$-	$841,219
	$46,689,045	$-	$-	$46,689,045

There were no transfers between levels during the period ended March 28, 2013.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (84.6% of portfolio)
CONSUMER DISCRETIONARY - 13.0%
Auto Components
Cooper Tire & Rubber Co.	449,000	$11,521,340
Diversified Consumer Services
Matthews International Corp. (Class A)	239,342	8,350,642
Multiline Retail
Nordstrom, Inc.	90,000	4,970,700
Restaurants
Brinker International, Inc.	200,000	7,530,000
Cracker Barrel Old Country Store, Inc.	210,209	16,995,398
Wendy's Co. (The)	2,040,260	11,568,274
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	3,349,320
True Religion Apparel, Inc.	98,557	2,573,323
Total Consumer Discretionary		66,858,997

CONSUMER STAPLES - 11.8%
Food Distribution
Core-Mark Holding Company, Inc.	118,099	6,059,660
United Natural Foods, Inc. (a)	159,600	7,852,320
Food Products
Dean Foods Co. (a)	650,000	11,784,500
J.M. Smucker Co. (The)	40,868	4,052,471
Food & Staples Retailing
Fred's, Inc.	1,139,012	15,581,684
Harris Teeter Supermarkets, Inc.	359,072	15,335,965
Total Consumer Staples		60,666,600

ENERGY - 2.1%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	2,124,500
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	4,481,136
QEP Resources, Inc.	26,600	846,944
Questar Corp.	26,600	647,178
SM Energy Co.	49,000	2,901,780
Total Energy		11,001,538

FINANCIALS - 10.3%
Commercial Banks
Cardinal Financial Corp.	325,300	5,913,954
Middleburg Financial Corp.	97,700	1,896,357
National Bankshares, Inc. (Virginia)	159,500	5,571,335
Southcoast Financial Corp. (a)	64,983	328,164
Valley National Bancorp	1,018,599	10,430,454
Consumer Finance
Encore Capital Group, Inc. (a)	338,621	10,192,492
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	299,815	2,020,753
UMB Financial Corp.	343,244	16,842,983
Total Financials		53,196,492

HEALTH CARE - 2.8%
Health Care Equipment & Supplies
STERIS Corp.	342,112	14,235,280
Total Health Care		14,235,280

INDUSTRIALS - 26.7%
Aerospace & Defense
Huntington Ingalls Industries, Inc.	157,208	8,383,903

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Triumph Group, Inc.	136,800	$10,738,800
Construction & Engineering
Dycom Industries, Inc. (a)	600,750	11,828,768
Orion Marine Group, Inc. (a)	15,000	149,100
Distributors
Applied Industrial Technologies, Inc.	372,478	16,761,510
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	561,732	15,217,320
Industrial Conglomerates
Carlisle Companies Inc.	125,600	8,514,424
CLARCOR Inc.	87,100	4,562,298
Standex International Corp.	19,500	1,076,790
Machinery
Flowserve Corp.	14,500	2,431,795
Gorman-Rupp Co. (The)	335,831	10,091,722
Manitowoc Co., Inc. (The)	759,400	15,613,264
Regal Beloit Corp.	58,500	4,771,260
Road & Rail
Knight Transportation, Inc.	771,653	12,423,613
Werner Enterprises, Inc.	619,186	14,947,150
Total Industrials		137,511,717

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment
Belden Inc.	292,585	15,112,015
Computers & Peripherals
Western Digital Corp.	70,000	3,519,600
IT Services
Cass Information Systems, Inc.	96,377	4,051,689
Computer Services, Inc.	290,746	8,722,380
ManTech International Corp.	606,762	16,303,695
Total Information Technology		47,709,379

MATERIALS - 8.6%
Chemicals
Olin Corp.	682,341	17,208,640
PolyOne Corp.	514,106	12,549,327
Polypore International, Inc. (a)	84,800	3,407,264
Westlake Chemical Corp.	115,700	10,817,950
Total Materials		43,983,181
Total Common Stocks (Cost $311,326,154)		435,163,184

EXCHANGE TRADED FUNDS (9.6% of portfolio)
iShares Russell 2000 Value Index	292,000	24,472,520
iShares Core S&P Small-Cap	283,000	24,637,980
Total Exchange Traded Funds (Cost $41,932,306)		49,110,500

MONEY MARKET ACCOUNT (5.8% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.13% (b)	29,917,192	29,917,192
Total Money Market Account (Cost $29,917,192)		29,917,192

TOTAL INVESTMENTS IN SECURITIES (Cost $383,175,652) - 100%		$514,190,876
_____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 28, 2013.

At March 28, 2013, the cost of investment securities for tax purposes was $383,175,652.  Net unrealized appreciation of investment securities was $131,015,224 consisting of unrealized gains of $134,629,859 and unrealized losses of $3,614,635.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$435,163,184	$-	$-	$435,163,184
Exchange Traded Funds	$49,110,500	$-	$-	$49,110,500
Cash Equivalents	$29,917,192	$-	$-	$29,917,192
	$514,190,876	$-	$-	$514,190,876

There were no transfers between levels during the period ended March 28, 2013.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (95.5% of portfolio)
BRAZIL - 1.3%
Petroleo Brasileiro SA - ADR	85,350	$1,414,250
Rossi Residencial SA	525,134	800,402
Total Brazil		2,214,652

BRITAIN - 11.3%
BAE Systems PLC	760,050	4,563,457
HSBC Holdings PLC - ADR	68,650	3,661,791
Tesco PLC	653,650	3,799,753
Vodafone Group PLC	1,048,724	2,975,943
WPP Group PLC	284,250	4,542,607
Total Britain		19,543,551

CANADA - 2.0%
Encana Corp.	180,450	3,511,557
Total Canada		3,511,557

CHINA - 0.9%
Guangzhou Automobile Group Co., Ltd.	1,829,150	1,562,883
Total China		1,562,883

DENMARK - 2.2%
Danske Bank Group	215,850	3,870,037
Total Denmark		3,870,037

FINLAND - 1.3%
Neste Oil OYJ	153,800	2,173,528
Total Finland		2,173,528

FRANCE - 11.3%
AXA SA	204,300	3,530,578
Cap Gemini SA	78,650	3,584,049
Compagnie de Saint-Gobain SA	96,178	3,571,427
GDF SUEZ SA	131,350	2,523,357
Total SA	66,750	3,196,920
Vivendi SA	157,350	3,255,262
Total France		19,661,593

GERMANY - 5.9%
Daimler AG REG	71,300	3,888,511
Deutsche Böerse AG	57,200	3,469,918
ThyssenKrupp AG	143,650	2,928,645
Total Germany		10,287,074

HONG KONG - 3.4%
Hutchison Whampoa Ltd.	339,500	3,551,721
New World Development Co. Ltd.	1,428,275	2,431,118
Total Hong Kong		5,982,839

ITALY - 5.0%
Eni SpA	158,250	3,542,964
Intesa Sanpaolo SpA	2,235,850	3,294,308
Telecom Italia SpA	3,049,200	1,879,929
Total Italy		8,717,201

ISRAEL - 1.2%
Teva Pharmaceutical Industries Ltd. - ADR	50,650	2,009,792
Total Israel		2,009,792

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 28, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
JAPAN - 19.3%
Bridgestone Corp.	143,800	$4,838,587
Daiwa Securities Group Inc.	598,535	4,242,805
Mori Seiki Co., Ltd.	205,550	2,516,518
MS & AD Insurance Group Holdings, Inc.	210,555	4,689,784
Nikon Corp.	117,350	2,764,323
Nippon Sheet Glass Co. Ltd.	1,583,000	1,763,303
Nissan Motor Co., Ltd.	374,600	3,633,779
Sumitomo Corp.	288,450	3,648,360
Sumitomo Mitsui Trust Holdings, Inc.	1,122,750	5,346,343
Total Japan		33,443,802

NETHERLANDS - 5.0%
AEGON NV	784,250	4,735,350
DSM NV	68,100	3,968,383
Total Netherlands		8,703,733

PORTUGAL - 1.5%
Banco Espirito Santo SA	2,471,800	2,535,144
Total Portugal		2,535,144

REPUBLIC OF SOUTH KOREA - 3.7%
Posco	9,200	2,707,298
SK Telecom Co., Ltd.	9,032	1,467,793
SK Telecom Co., Ltd. - ADR	122,996	2,197,939
Total Republic of South Korea		6,373,030

SINGAPORE - 1.3%
Keppel Corp. Ltd.	245,460	2,223,525
Total Singapore		2,223,525

SPAIN - 1.9%
IBERDROLA SA	722,307	3,376,690
Total Spain		3,376,690

SWITZERLAND - 12.1%
Adecco SA REG	61,650	3,381,391
Credit Suisse Group AG	145,050	3,814,919
Givaudan SA REG	2,382	2,928,284
Holcim Ltd.	50,536	4,036,612
Novartis AG REG	48,950	3,488,760
Roche Holding AG	14,150	3,298,690
Total Switzerland		20,948,656

THAILAND - 4.9%
Bangkok Bank Public Company Ltd.	275,100	2,130,005
Krung Thai Bank Public Company, Ltd.	3,177,350	2,700,308
PTT Public Company Ltd.	337,800	3,747,193
Total Thailand		8,577,506
Total Common Stocks (Cost $159,121,551)		165,716,793

MONEY MARKET ACCOUNT (4.5% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.13% (a)	7,810,874	$7,810,874
Total Money Market Account (Cost $7,810,874)		7,810,874

TOTAL INVESTMENTS IN SECURITIES (Cost $166,932,425) - 100%		$173,527,667
_____________________________________

(a)	7-day yield at March 28, 2013.

ADR - American Depositary Receipt
SA - Sociedad Anónima or Société Anonyme
PLC - Public Limited Company
OYJ - Julkinen Osakeyhtiö
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap

At March 28, 2013, the cost of investment securities for tax purposes was $167,617,699.  Net unrealized appreciation of investment securities was $5,909,968 consisting of unrealized gains of $19,161,323 and unrealized losses of $13,251,355.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$152,121,063	$-	$152,121,063
Foreign Equities - not fair valued	$4,311,959	$-	$-	$4,311,959
American Depository Receipts	$9,283,771	$-	$-	$9,283,771
Cash Equivalents	$7,810,874	$-	$-	$7,810,874
	$21,406,604	$152,121,063	$-	$173,527,667

There were no transfers between levels during the period ended March 28, 2013.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (96.1% of net assets)
Aerospace & Defense - 2.3%
The Boeing Co.	89,525	$7,685,721
General Dynamics Corp.	43,696	3,081,005
Honeywell International, Inc.	103,106	7,769,037
L-3 Communications Holdings, Inc.	11,853	959,145
Lockheed Martin Corp.	35,229	3,400,303
Northrop Grumman Corp.	31,228	2,190,644
Precision Castparts Corp.	19,263	3,652,650
Raytheon Co.	42,841	2,518,622
Rockwell Collins, Inc.	18,000	1,136,160
Textron, Inc. (a)	35,792	1,066,960
United Technologies Corp.	110,940	10,365,124
Total Aerospace & Defense		43,825,371

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc. (a)	21,183	1,259,541
Expeditors International of Washington, Inc.	27,221	972,062
FedEx Corp.	38,467	3,777,460
United Parcel Service, Inc., Class B	94,069	8,080,527
Total Air Freight & Logistics		14,089,590

Airlines – 0.1%
Southwest Airlines Co.	95,955	1,293,473
Total Airlines		1,293,473

Auto Components – 0.3%
BorgWarner, Inc. (b)	15,240	1,178,662
Delphi Automotive Plc	38,578	1,712,863
The Goodyear Tire & Rubber Co. (b)	32,127	405,121
Johnson Controls, Inc. (a)	90,003	3,156,405
Total Auto Components		6,453,051

Automobiles – 0.4%
Ford Motor Co.	515,957	6,784,834
Harley-Davidson, Inc. (a)	29,719	1,584,023
Total Automobiles		8,368,857

Beverages – 2.3%
Beam, Inc.	21,077	1,339,233
Brown-Forman Corp., Class B (a)	19,925	1,422,645
The Coca-Cola Co.	504,315	20,394,499
Coca-Cola Enterprises, Inc.	34,581	1,276,730
Constellation Brands, Inc., Class A (b)	20,031	954,277
Dr. Pepper Snapple Group, Inc.	26,837	1,259,997
Molson Coors Brewing Co., Class B	20,512	1,003,652
Monster Beverage Corp. (b)	18,992	906,678
PepsiCo, Inc.	202,964	16,056,482
Total Beverages		44,614,193

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (b)	25,672	2,365,418
Amgen, Inc.	98,490	10,096,210
Biogen Idec, Inc. (b)	31,085	5,996,607
Celgene Corp. (b)	55,110	6,387,800
Gilead Sciences, Inc. (b)	200,272	9,799,309
Total Biotechnology		34,645,344

Building Products – 0.1%
Masco Corp. (a)	46,895	949,624
Total Building Products		949,624

Capital Markets – 2.0%
Ameriprise Financial, Inc. (a)	26,798	1,973,673
The Bank of New York Mellon Corp.	153,146	4,286,556
BlackRock, Inc. (c)	16,544	4,249,823
The Charles Schwab Corp.	144,543	2,556,966
E*Trade Financial Corp. (b)	33,617	360,038
Franklin Resources, Inc. (a)	18,168	2,739,916
The Goldman Sachs Group, Inc.	57,584	8,473,485
Invesco Ltd.	58,083	1,682,084
Legg Mason, Inc. (a)	15,164	487,522
Morgan Stanley	180,713	3,972,072
Northern Trust Corp. (a)	28,648	1,563,035
State Street Corp.	60,144	3,553,909
T. Rowe Price Group, Inc.	34,063	2,550,297
Total Capital Markets		38,449,376

Chemicals – 2.3%
Air Products & Chemicals, Inc.	27,339	2,381,774
Airgas, Inc. (a)	9,009	893,332
CF Industries Holdings, Inc.	8,285	1,577,215
The Dow Chemical Co. (a)	158,422	5,044,156
E.I. du Pont de Nemours & Co.	122,900	6,041,764
Eastman Chemical Co.	20,241	1,414,239
Ecolab, Inc. (a)	34,912	2,799,244
FMC Corp.	18,096	1,032,015
International Flavors & Fragrances, Inc. (a)	10,697	820,139
LyondellBasell Industries NV, Class A	49,939	3,160,639
Monsanto Co.	70,485	7,445,331
The Mosaic Co.	36,387	2,169,029

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
PPG Industries, Inc.	18,787	$2,516,331
Praxair, Inc. (a)	39,008	4,350,952
The Sherwin-Williams Co.	11,286	1,906,093
Sigma-Aldrich Corp. (a)	15,804	1,227,655
Total Chemicals		44,779,908

Commercial Banks – 2.7%
BB&T Corp.	92,040	2,889,136
Comerica, Inc. (a)	24,746	889,619
Fifth Third Bancorp	115,281	1,880,233
First Horizon National Corp. (a)	32,056	342,358
Huntington Bancshares, Inc.	111,052	820,674
KeyCorp	121,751	1,212,640
M&T Bank Corp. (a)	16,079	1,658,710
The PNC Financial Services Group, Inc. (c)	69,508	4,622,282
Regions Financial Corp.	185,828	1,521,931
SunTrust Banks, Inc.	70,871	2,041,793
US Bancorp	245,217	8,320,213
Wells Fargo & Co.	644,897	23,854,740
Zions Bancorporation (a)	24,132	603,059
Total Commercial Banks		50,657,388

Commercial Services & Supplies – 0.6%
The ADT Corp.	30,559	1,495,558
Avery Dennison Corp.	13,127	565,380
Cintas Corp.	13,833	610,450
Iron Mountain, Inc. (a)	21,985	798,275
Pitney Bowes, Inc. (a)	26,420	392,601
Republic Services, Inc. (a)	39,214	1,294,062
Stericycle, Inc. (b)	11,316	1,201,533
Tyco International Ltd.	61,279	1,960,928
Waste Management, Inc. (a)	57,504	2,254,732
Total Commercial Services & Supplies		10,573,519

Communications Equipment – 1.9%
Cisco Systems, Inc.	701,458	14,667,487
F5 Networks, Inc. (b)	10,347	921,711
Harris Corp. (a)	14,867	688,937
JDS Uniphase Corp. (b)	30,917	413,360
Juniper Networks, Inc. (b)	67,728	1,255,677
Motorola Solutions, Inc. (a)	36,343	2,327,042
QUALCOMM, Inc.	226,032	15,132,842
Total Communications Equipment		35,407,056

Computers & Peripherals – 4.0%
Apple, Inc.	123,546	54,685,166
Dell, Inc.	192,070	2,752,363
EMC Corp. (b)	276,830	6,613,469
Hewlett-Packard Co.	257,007	6,127,047
NetApp, Inc. (b)	47,387	1,618,740
SanDisk Corp. (b)	31,820	1,750,100
Seagate Technology Plc	42,078	1,538,372
Western Digital Corp.	28,537	1,434,840
Total Computers & Peripherals		76,520,097

Construction & Engineering – 0.2%
Fluor Corp. (a)	21,412	1,420,258
Jacobs Engineering Group, Inc. (b)	17,145	964,235
Quanta Services, Inc. (b)	28,020	800,811
Total Construction & Engineering		3,185,304

Construction Materials – 0.1%
Vulcan Materials Co. (a)	17,085	883,294
Total Construction Materials		883,294

Consumer Finance – 0.9%
American Express Co. (a)	126,472	8,531,801
Capital One Financial Corp.	76,585	4,208,346
Discover Financial Services	65,224	2,924,644
SLM Corp. (a)	59,746	1,223,598
Total Consumer Finance		16,888,389

Containers & Packaging – 0.1%
Ball Corp.	19,705	937,564
Bemis Co. (a)	13,527	545,950
Owens-Illinois, Inc. (b)	21,587	575,294
Sealed Air Corp.	25,650	618,421
Total Containers & Packaging		2,677,229

Distributors – 0.1%
Genuine Parts Co. (a)	20,376	1,589,328
Total Distributors		1,589,328

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)(b)	13,092	227,670
H&R Block, Inc.	35,603	1,047,440
Total Diversified Consumer Services		1,275,110

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Diversified Financial Services – 3.5%
Bank of America Corp.	1,423,493	$17,338,145
Citigroup, Inc.	399,775	17,686,046
CME Group, Inc.	40,360	2,477,701
IntercontinentalExchange, Inc. (b)	9,560	1,558,949
JPMorgan Chase & Co.	503,543	23,898,151
Leucadia National Corp.	38,459	1,054,930
Moody's Corp.	25,513	1,360,353
The NASDAQ OMX Group, Inc. (a)	15,543	502,039
NYSE Euronext	31,963	1,235,050
Total Diversified Financial Services		67,111,364

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	722,564	26,510,873
CenturyLink, Inc. (a)	82,307	2,891,445
Frontier Communications Corp. (a)	130,617	519,856
Verizon Communications, Inc. (a)	376,030	18,481,874
Windstream Corp. (a)	77,570	616,682
Total Diversified Telecommunication Services		49,020,730

Electric Utilities – 1.9%
American Electric Power Co., Inc.	63,875	3,106,241
Duke Energy Corp. (a)	92,694	6,728,658
Edison International	42,845	2,155,961
Entergy Corp. (a)	23,415	1,480,765
Exelon Corp.	112,459	3,877,586
FirstEnergy Corp.	54,998	2,320,916
NextEra Energy, Inc.	55,752	4,330,815
Northeast Utilities, Inc.	41,332	1,796,289
Pepco Holdings, Inc.	30,140	644,996
Pinnacle West Capital Corp.	14,397	833,442
PPL Corp. (a)	76,649	2,399,880
The Southern Co. (a)	114,372	5,366,334
Xcel Energy, Inc.	64,206	1,906,918
Total Electric Utilities		36,948,801

Electrical Equipment – 0.6%
Eaton Corp. Plc	61,964	3,795,295
Emerson Electric Co. (a)	95,010	5,308,209
Rockwell Automation, Inc.	18,382	1,587,286
Roper Industries, Inc. (a)	13,002	1,655,284
Total Electrical Equipment		12,346,074

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A (a)	21,023	1,569,367
Corning, Inc.	193,989	2,585,873
Flir Systems, Inc. (a)	19,150	498,092
Jabil Circuit, Inc.	24,337	449,748
Molex, Inc. (a)	18,247	534,272
TE Connectivity Ltd. (a)	55,340	2,320,406
Total Electronic Equipment, Instruments & Components		7,957,758

Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	58,104	2,696,607
Cameron International Corp. (b)	32,593	2,125,064
Diamond Offshore Drilling, Inc. (a)	9,167	637,656
Ensco Plc, Class A (a)	30,565	1,833,900
FMC Technologies, Inc. (b)	31,231	1,698,654
Halliburton Co.	122,570	4,953,054
Helmerich & Payne, Inc.	13,965	847,675
Nabors Industries Ltd.	38,308	621,356
National Oilwell Varco, Inc.	56,116	3,970,207
Noble Corp.	33,220	1,267,343
Rowan Cos. Plc, Class A (b)	16,267	575,201
Schlumberger Ltd.	174,740	13,086,279
Total Energy Equipment & Services		34,312,996

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	57,305	6,080,634
CVS Caremark Corp.	162,021	8,909,535
The Kroger Co.	68,175	2,259,319
Safeway, Inc.	31,467	829,155
Sysco Corp. (a)	77,047	2,709,743
Wal-Mart Stores, Inc.	220,046	16,466,042
Walgreen Co.	113,128	5,393,943
Whole Foods Market, Inc.	22,670	1,966,623
Total Food & Staples Retailing		44,614,994

Food Products – 1.8%
Archer-Daniels-Midland Co.	86,617	2,921,591
Campbell Soup Co. (a)	23,526	1,067,139
ConAgra Foods, Inc.	54,420	1,948,780
Dean Foods Co. (b)	24,517	444,493
General Mills, Inc.	85,048	4,193,717
H.J. Heinz Co.	42,172	3,047,771
The Hershey Co. (a)	19,741	1,727,930
Hormel Foods Corp. (a)	17,695	731,157
The J.M. Smucker Co.	14,132	1,401,329
Kellogg Co.	32,836	2,115,624

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Kraft Foods Group, Inc.	77,938	$4,016,145
McCormick & Co., Inc. (a)	17,442	1,282,859
Mead Johnson Nutrition Co.	26,646	2,063,733
Mondelez International, Inc., Class A	233,926	7,160,475
Tyson Foods, Inc., Class A (a)	37,399	928,243
Total Food Products		35,050,986

Gas Utilities – 0.1%
AGL Resources, Inc.	15,467	648,841
ONEOK, Inc. (a)	26,953	1,284,849
Total Gas Utilities		1,933,690

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	71,855	5,219,547
Becton Dickinson & Co. (a)	25,541	2,441,975
Boston Scientific Corp. (b)	178,860	1,396,897
C.R. Bard, Inc.	10,012	1,009,009
CareFusion Corp. (b)	29,255	1,023,632
Covidien Plc	62,122	4,214,356
DENTSPLY International, Inc. (a)	18,770	796,223
Edwards Lifesciences Corp. (b)	15,035	1,235,276
Intuitive Surgical, Inc. (b)	5,278	2,592,501
Medtronic, Inc. (a)	133,038	6,247,465
St. Jude Medical, Inc. (a)	37,222	1,505,258
Stryker Corp. (a)	38,032	2,481,208
Varian Medical Systems, Inc. (b)	14,380	1,035,360
Zimmer Holdings, Inc. (a)	22,308	1,678,008
Total Health Care Equipment & Supplies		32,876,715

Health Care Providers & Services – 1.8%
Aetna, Inc. (a)	43,193	2,208,026
AmerisourceBergen Corp. (a)	30,324	1,560,170
Cardinal Health, Inc.	44,823	1,865,533
Cigna Corp. (a)	37,616	2,346,110
Coventry Health Care, Inc.	17,644	829,797
DaVita HealthCare Partners, Inc. (b)	11,095	1,315,756
Express Scripts Holding Co. (b)	107,669	6,207,118
Humana, Inc.	20,784	1,436,382
Laboratory Corp. of America Holdings (b)	12,271	1,106,844
McKesson Corp.	30,659	3,309,946
Patterson Cos., Inc. (a)	10,994	418,212
Quest Diagnostics, Inc. (a)	20,785	1,173,313
Tenet Healthcare Corp. (b)	13,766	654,986
UnitedHealth Group, Inc.	134,826	7,713,396
WellPoint, Inc.	39,985	2,648,207
Total Health Care Providers & Services		34,793,796

Health Care Technology – 0.1%
Cerner Corp. (b)	19,247	1,823,653
Total Health Care Technology		1,823,653

Hotels, Restaurants & Leisure – 1.7%
Carnival Corp.	58,513	2,006,996
Chipotle Mexican Grill, Inc. (b)	4,090	1,332,808
Darden Restaurants, Inc. (a)	16,998	878,457
International Game Technology (a)	35,015	577,748
Marriott International, Inc., Class A	32,104	1,355,752
McDonald's Corp.	131,923	13,151,404
Starbucks Corp.	98,565	5,614,262
Starwood Hotels & Resorts Worldwide, Inc.	25,519	1,626,326
Wyndham Worldwide Corp.	18,009	1,161,220
Wynn Resorts Ltd. (a)	10,488	1,312,678
Yum! Brands, Inc.	59,286	4,265,035
Total Hotels, Restaurants & Leisure		33,282,686

Household Durables – 0.3%
D.R. Horton, Inc. (a)	36,810	894,483
Garmin Ltd. (a)	14,415	476,272
Harman International Industries, Inc. (a)	8,924	398,278
Leggett & Platt, Inc. (a)	18,752	633,443
Lennar Corp., Class A (a)	21,697	899,991
Newell Rubbermaid, Inc. (a)	37,613	981,699
PulteGroup, Inc. (b)	44,766	906,064
Whirlpool Corp.	10,325	1,223,099
Total Household Durables		6,413,329

Household Products – 2.1%
The Clorox Co. (a)	17,218	1,524,309
Colgate-Palmolive Co.	57,859	6,829,098
Kimberly-Clark Corp. (a)	51,020	4,998,940
The Procter & Gamble Co.	359,379	27,693,746
Total Household Products		41,046,093

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	81,305	1,022,004
NRG Energy, Inc.	42,564	1,127,520
Total Independent Power Producers & Energy Traders		2,149,524

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates – 2.4%
3M Co. (a)	83,518	$8,878,799
Danaher Corp.	76,325	4,743,599
General Electric Co.	1,368,144	31,631,489
Total Industrial Conglomerates		45,253,887

Insurance – 4.0%
ACE Ltd.	44,631	3,970,820
Aflac, Inc.	61,471	3,197,721
The Allstate Corp.	62,858	3,084,442
American International Group, Inc. (b)	194,207	7,539,116
Aon Plc	41,026	2,523,099
Assurant, Inc.	10,347	465,719
Berkshire Hathaway, Inc., Class B (b)	239,958	25,003,624
The Chubb Corp.	34,383	3,009,544
Cincinnati Financial Corp. (a)	19,305	911,003
Genworth Financial, Inc., Class A (b)	64,933	649,330
Hartford Financial Services Group, Inc.	57,401	1,480,946
Lincoln National Corp. (a)	35,776	1,166,655
Loews Corp.	40,834	1,799,554
Marsh & McLennan Cos., Inc.	72,119	2,738,358
MetLife, Inc.	143,853	5,469,291
Principal Financial Group, Inc. (a)	36,322	1,236,038
The Progressive Corp.	73,071	1,846,504
Prudential Financial, Inc.	61,161	3,607,887
Torchmark Corp.	12,356	738,889
The Travelers Cos., Inc.	49,751	4,188,537
Unum Group (a)	35,570	1,004,853
XL Group Plc	38,874	1,177,882
Total Insurance		76,809,812

Internet & Catalog Retail – 1.1%
Amazon.com, Inc. (b)	47,839	12,748,615
Expedia, Inc. (a)	12,294	737,763
Netflix, Inc. (b)	7,362	1,394,437
priceline.com, Inc. (b)	6,560	4,512,821
TripAdvisor, Inc. (b)	14,464	759,649
Total Internet & Catalog Retail		20,153,285

Internet Software & Services – 2.1%
Akamai Technologies, Inc. (b)	23,394	825,574
eBay, Inc. (b)	153,499	8,322,716
Google, Inc., Class A (b)	35,131	27,895,068
VeriSign, Inc. (a)(b)	20,116	951,084
Yahoo! Inc. (b)	127,596	3,002,334
Total Internet Software & Services		40,996,776

IT Services – 3.7%
Accenture Plc, Class A	84,759	6,439,141
Automatic Data Processing, Inc.	63,796	4,148,016
Cognizant Technology Solutions Corp., Class A (b)	39,691	3,040,728
Computer Sciences Corp. (a)	20,185	993,708
Fidelity National Information Services, Inc.	38,548	1,527,272
Fiserv, Inc. (b)	17,533	1,539,923
International Business Machines Corp.	137,844	29,402,125
MasterCard, Inc., Class A (a)	13,895	7,519,001
Paychex, Inc. (a)	42,590	1,493,631
SAIC, Inc. (a)	37,300	505,415
Teradata Corp. (b)	21,848	1,278,326
Total System Services, Inc.	21,060	521,867
Visa, Inc., Class A	67,862	11,525,682
The Western Union Co.	74,970	1,127,549
Total IT Services		71,062,384

Leisure Equipment & Products – 0.1%
Hasbro, Inc. (a)	15,142	665,339
Mattel, Inc. (a)	45,301	1,983,731
Total Leisure Equipment & Products		2,649,070

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	45,668	1,916,686
Life Technologies Corp. (b)	22,609	1,461,219
PerkinElmer, Inc.	15,012	505,004
Thermo Fisher Scientific, Inc.	47,077	3,600,920
Waters Corp. (b)	11,321	1,063,155
Total Life Sciences Tools & Services		8,546,984

Machinery – 1.7%
Caterpillar, Inc.	86,170	7,494,205
Cummins, Inc.	23,220	2,689,108
Deere & Co. (a)	51,274	4,408,539
Dover Corp. (a)	23,009	1,676,896
Flowserve Corp.	6,344	1,063,952
Illinois Tool Works, Inc. (a)	54,675	3,331,894
Ingersoll-Rand Plc	36,297	1,996,698
Joy Global, Inc. (a)	13,956	830,661
PACCAR, Inc. (a)	46,484	2,350,231
Pall Corp. (a)	14,606	998,612
Parker Hannifin Corp.	19,613	1,796,159
Pentair Ltd., Registered Shares (a)	27,160	1,432,690

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Snap-On, Inc.	7,682	$635,301
Stanley Black & Decker, Inc. (a)	21,083	1,707,091
Xylem, Inc.	24,456	674,007
Total Machinery		33,086,044

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A	28,088	420,197
CBS Corp., Class B	77,026	3,596,344
Comcast Corp., Class A	347,317	14,590,787
DIRECTV (b)	75,383	4,267,432
Discovery Communications, Inc., Class A (b)	32,254	2,539,680
Gannett Co., Inc. (a)	30,197	660,408
The Interpublic Group of Cos., Inc.	54,608	711,542
The McGraw-Hill Cos., Inc. (a)	36,923	1,922,950
News Corp., Class A	263,162	8,031,704
Omnicom Group, Inc. (a)	34,426	2,027,691
Scripps Networks Interactive, Class A	11,327	728,779
Time Warner Cable, Inc.	38,902	3,736,926
Time Warner, Inc.	123,022	7,088,528
Viacom, Inc., Class B	59,944	3,690,752
The Walt Disney Co.	237,516	13,490,909
The Washington Post Co., Class B (a)	597	266,859
Total Media		67,771,488

Metals & Mining – 0.6%
Alcoa, Inc.	140,565	1,197,614
Allegheny Technologies, Inc. (a)	14,066	446,033
Cliffs Natural Resources, Inc. (a)	19,887	378,052
Freeport-McMoRan Copper & Gold, Inc.	124,895	4,134,024
Newmont Mining Corp.	65,327	2,736,548
Nucor Corp. (a)	41,773	1,927,824
United States Steel Corp. (a)	18,890	368,355
Total Metals & Mining		11,188,450

Multi-Utilities – 1.2%
Ameren Corp.	31,892	1,116,858
CenterPoint Energy, Inc.	56,220	1,347,031
CMS Energy Corp.	34,806	972,480
Consolidated Edison, Inc. (a)	38,515	2,350,570
Dominion Resources, Inc.	75,804	4,410,277
DTE Energy Co.	22,686	1,550,361
Integrys Energy Group, Inc. (a)	10,296	598,815
NiSource, Inc.	40,905	1,200,153
PG&E Corp. (a)	57,686	2,568,758
Public Service Enterprise Group, Inc. (a)	66,535	2,284,812
SCANA Corp. (a)	17,400	890,184
Sempra Energy (a)	29,755	2,378,615
TECO Energy, Inc. (a)	26,911	479,554
Wisconsin Energy Corp. (a)	30,151	1,293,176
Total Multi-Utilities		23,441,644

Multiline Retail – 0.8%
Dollar General Corp. (b)	39,781	2,012,123
Dollar Tree, Inc. (b)	29,854	1,445,829
Family Dollar Stores, Inc.	12,597	743,853
JC Penney Co., Inc. (a)	18,688	282,376
Kohl's Corp. (a)	27,802	1,282,506
Macy's, Inc.	52,016	2,176,350
Nordstrom, Inc. (a)	19,735	1,089,964
Target Corp. (a)	85,607	5,859,799
Total Multiline Retail		14,892,800

Office Electronics – 0.1%
Xerox Corp. (a)	161,251	1,386,759
Total Office Electronics		1,386,759

Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	65,845	5,758,145
Apache Corp.	51,528	3,975,901
Cabot Oil & Gas Corp.	27,670	1,870,769
Chesapeake Energy Corp. (a)	68,458	1,397,228
Chevron Corp.	255,610	30,371,580
ConocoPhillips	160,623	9,653,442
CONSOL Energy, Inc.	30,058	1,011,452
Denbury Resources, Inc. (b)	49,245	918,419
Devon Energy Corp.	49,658	2,801,704
EOG Resources, Inc.	35,745	4,577,862
EQT Corp.	19,791	1,340,840
Exxon Mobil Corp.	589,497	53,119,575
Hess Corp.	39,078	2,798,376
Kinder Morgan, Inc.	83,090	3,213,921
Marathon Oil Corp.	93,080	3,138,658
Marathon Petroleum Corp.	43,629	3,909,158
Murphy Oil Corp.	23,864	1,520,853
Newfield Exploration Co. (b)	17,641	395,511
Noble Energy, Inc.	23,617	2,731,542
Occidental Petroleum Corp.	106,003	8,307,455
Peabody Energy Corp.	35,426	749,260
Phillips 66	81,801	5,723,616

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Pioneer Natural Resources Co. (a)	17,406	$2,162,696
QEP Resources, Inc.	23,475	747,444
Range Resources Corp.	21,412	1,735,229
Southwestern Energy Co. (b)	46,157	1,719,810
Spectra Energy Corp.	87,867	2,701,910
Tesoro Corp.	18,116	1,060,692
Valero Energy Corp.	72,723	3,308,169
The Williams Cos., Inc.	89,637	3,357,802
WPX Energy, Inc. (b)	26,419	423,232
Total Oil, Gas & Consumable Fuels		166,502,251

Paper & Forest Products – 0.2%
International Paper Co.	58,025	2,702,805
MeadWestvaco Corp.	23,084	837,949
Total Paper & Forest Products		3,540,754

Personal Products – 0.2%
Avon Products, Inc.	56,822	1,177,920
The Estée Lauder Cos., Inc., Class A	31,549	2,020,083
Total Personal Products		3,198,003

Pharmaceuticals – 6.2%
Abbott Laboratories	206,705	7,300,821
AbbVie, Inc.	207,934	8,479,548
Actavis, Inc. (b)	16,807	1,548,093
Allergan, Inc.	40,454	4,515,880
Bristol-Myers Squibb Co. (a)	215,473	8,875,333
Eli Lilly & Co. (a)	131,377	7,460,900
Forest Laboratories, Inc. (b)	30,802	1,171,708
Hospira, Inc. (b)	21,732	713,461
Johnson & Johnson	367,755	29,983,065
Merck & Co., Inc.	397,686	17,589,652
Mylan, Inc. (b)	52,106	1,507,948
Perrigo Co. (a)	11,615	1,379,049
Pfizer, Inc.	945,908	27,298,905
Total Pharmaceuticals		117,824,363

Professional Services – 0.1%
The Dun & Bradstreet Corp. (a)	5,403	451,961
Equifax, Inc.	15,829	911,592
Robert Half International, Inc. (a)	18,412	691,002
Total Professional Services		2,054,555

Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	51,968	3,997,379
Apartment Investment & Management Co., Class A (a)	19,126	586,403
AvalonBay Communities, Inc.	14,991	1,898,910
Boston Properties, Inc.	19,941	2,015,237
Equity Residential	42,171	2,321,935
HCP, Inc.	59,628	2,973,052
Health Care REIT, Inc.	34,302	2,329,449
Host Hotels & Resorts, Inc. (a)	95,549	1,671,152
Kimco Realty Corp. (a)	53,505	1,198,512
Plum Creek Timber Co., Inc. (a)	21,336	1,113,739
ProLogis, Inc. (a)	60,863	2,433,303
Public Storage	18,972	2,889,815
Simon Property Group, Inc.	41,263	6,542,661
Ventas, Inc.	38,439	2,813,735
Vornado Realty Trust	22,273	1,862,914
Weyerhaeuser Co.	71,708	2,250,197
Total Real Estate Investment Trusts (REITs)		38,898,393

Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A (b)	39,982	1,009,545
Total Real Estate Management & Development		1,009,545

Road & Rail – 0.8%
CSX Corp.	134,388	3,309,976
Norfolk Southern Corp.	41,407	3,191,652
Ryder System, Inc. (a)	6,755	403,611
Union Pacific Corp.	61,745	8,793,106
Total Road & Rail		15,698,345

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Semiconductors & Semiconductor Equipment – 1.9%
Advanced Micro Devices, Inc. (a)(b)	79,792	$203,470
Altera Corp. (a)	42,004	1,489,882
Analog Devices, Inc. (a)	40,235	1,870,525
Applied Materials, Inc. (a)	157,809	2,127,265
Broadcom Corp., Class A	68,842	2,386,752
First Solar, Inc. (b)	7,836	211,259
Intel Corp.	650,819	14,220,395
KLA-Tencor Corp.	21,814	1,150,470
Lam Research Corp. (b)	21,407	887,534
Linear Technology Corp. (a)	30,570	1,172,971
LSI Corp. (b)	72,354	490,560
Microchip Technology, Inc. (a)	25,675	943,813
Micron Technology, Inc. (b)	134,322	1,340,534
NVIDIA Corp.	82,237	1,054,278
Teradyne, Inc. (a)(b)	24,978	405,143
Texas Instruments, Inc.	145,410	5,159,147
Xilinx, Inc.	34,386	1,312,514
Total Semiconductors & Semiconductor Equipment		36,426,512

Software – 3.2%
Adobe Systems, Inc. (b)	65,599	2,854,212
Autodesk, Inc. (b)	29,516	1,217,240
BMC Software, Inc. (b)	17,342	803,455
CA, Inc.	43,868	1,104,158
Citrix Systems, Inc. (b)	24,510	1,768,642
Electronic Arts, Inc. (b)	39,587	700,690
Intuit, Inc.	36,639	2,405,350
Microsoft Corp.	991,898	28,378,202
Oracle Corp.	485,897	15,713,909
Red Hat, Inc. (b)	25,397	1,284,072
Salesforce.com, Inc. (b)	17,721	3,169,046
Symantec Corp. (b)	90,756	2,239,858
Total Software		61,638,834

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	10,482	484,268
AutoNation, Inc. (b)	5,077	222,119
AutoZone, Inc. (b)	4,786	1,898,941
Bed Bath & Beyond, Inc. (b)	29,786	1,918,814
Best Buy Co., Inc. (a)	34,919	773,456
CarMax, Inc. (b)	29,997	1,250,875
GameStop Corp., Class A (a)	15,975	446,821
The Gap, Inc.	39,030	1,381,662
The Home Depot, Inc.	196,700	13,725,726
L Brands, Inc. (a)	31,476	1,405,718
Lowe's Cos., Inc.	146,090	5,539,733
O'Reilly Automotive, Inc. (b)	14,663	1,503,691
PetSmart, Inc.	14,144	878,342
Ross Stores, Inc.	29,267	1,774,166
Staples, Inc. (a)	88,564	1,189,415
Tiffany & Co. (a)	15,663	1,089,205
TJX Cos., Inc.	95,922	4,484,353
Urban Outfitters, Inc. (b)	14,425	558,824
Total Specialty Retail		40,526,129

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	36,982	1,848,730
Fossil, Inc. (b)	7,038	679,871
NIKE, Inc., Class B	95,492	5,634,983
PVH Corp.	10,280	1,098,007
Ralph Lauren Corp.	8,002	1,354,818
VF Corp. (a)	11,596	1,945,229
Total Textiles, Apparel & Luxury Goods		12,561,638

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	62,298	538,255
People's United Financial, Inc. (a)	44,710	600,902
Total Thrifts & Mortgage Finance		1,139,157

Tobacco – 1.7%
Altria Group, Inc.	264,488	9,095,742
Lorillard, Inc.	49,963	2,016,007
Philip Morris International, Inc.	216,815	20,100,919
Reynolds American, Inc.	42,378	1,885,397
Total Tobacco		33,098,065

Trading Companies & Distributors – 0.2%
Fastenal Co. (a)	35,494	1,822,617
W.W. Grainger, Inc.	7,868	1,770,143
Total Trading Companies & Distributors		3,592,760

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp. (b)	38,556	2,685,040
MetroPCS Communications, Inc. (b)	42,084	458,715
Sprint Nextel Corp. (b)	395,938	2,458,775
Total Wireless Telecommunication Services		5,602,530
Total Long-Term Investments (Cost - $1,294,520,804)		1,839,359,907

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2013
(Unaudited)

	Shares	Value
SHORT-TERM SECURITIES (9.9% of net assets)
MONEY MARKET FUNDS - 9.7%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.19% (c)(d)(e)	167,730,086	$167,730,086
Prime, SL Agency Shares, 0.16% (c)(d)(e)	17,208,043	17,208,043
Total Money Market Funds		184,938,129

	Par
	(000)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.06%, 6/20/13 (f)(g)	$4,254	4,254,411
Total U.S. Treasury Obligations		4,254,411
Total Short-Term Securities (Cost $189,192,540)		189,192,540
TOTAL INVESTMENTS (Cost $1,483,713,344*) - 106.0%		2,028,552,447
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%		(115,707,365)
NET ASSETS - 100%		$1,912,845,082

* As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,537,238,847
Gross unrealized appreciation	664,509,542
Gross unrealized depreciation	(173,195,942)
Net unrealized appreciation	$491,313,600

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)
Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at		Realized
Affiliate	December 31, 2012	Purchased		Sold		March 31, 2013	March 31, 2013	Income	Gain
BlackRock Inc.	16,465	79		-		16,544	$4,249,823	$27,661	$-
BlackRock Cash Funds: Institutional, SL Agency Shares	132,083,169	35,646,917	1	-		167,730,086	$167,730,086	$131,598	$-
BlackRock Cash Funds: Prime, SL Agency Shares	22,497,136	-		(5,289,093)	2	17,208,043	$17,208,043	$16,391	$-
The PNC Financial Services Group, Inc.	69,347	161		-		69,508	$4,622,282	$27,739	$-

1 Represents net shares purchased.
2 Represents net shares sold.

(d)	Represents the current yield as of report date.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.
(g)	Rates shown are discount rates or a range of discount rates at the time of purchase.

• Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
941	S&P 500 E-Mini	Chicago Mercantile	June 2013	$73,525,035	$1,265,733

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

● Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access.

● Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

● Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks1	$1,839,359,907	$-	$-	$1,839,359,907
Short-Term Securities:
Money Market Funds	$184,938,129	$-	$-	$184,938,129
U.S. Treasury Obligations	$-	$4,254,411	$-	$4,254,411
Total	$2,024,298,036	$4,254,411	$-	$2,028,552,447

1 See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2
Assets:
Equity contracts	$1,265,733	$-	$-	$1,265,733
Total	$1,265,733	$-	$-	$1,265,733

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$338,678	$-	$-	$338,678
Liabilities:
Collateral on securities loaned at value	$-	$(117,989,055)	$-	$(117,989,055)
Total	$338,678	$(117,989,055)	$-	$(117,650,377)

There were no transfers between levels during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 29, 2013

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 29, 2013